                As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-75174
                                                       '40 Act File No. 811-3338

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                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                       FORM N-4

                     REGISTRATION STATEMENT UNDER THE SECURITIES
                                     ACT OF 1933

                           Post-Effective Amendment No. 24 [x]
                                         and
                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 25   [x]

                        NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                              (Exact Name of Registrant)

                          NATIONWIDE LIFE INSURANCE COMPANY
                                 (Name of Depositor)

                      ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
           (Address of Depositor's Principal Executive Offices) (Zip Code)

          Depositor's Telephone Number, including Area Code:  (614) 249-7111

      GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                       (Name and Address of Agent for Service)

    This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

[   ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[   ]  on (date) pursuant to paragraph (b) of Rule 485
[ X ]  60 days after filing pursuant to paragraph (a) of Rule 485
[   ]  on (date) pursuant to paragraph (a) of Rule 485
[   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 25, 1997.

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                       NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                       REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4      ITEM                                                             PAGE

Part A   INFORMATION REQUIRED IN A PROSPECTUS
         Item 1.   Cover page . . . . . . . . . . . . . . . . . . . . .     3
         Item 2.   Definitions. . . . . . . . . . . . . . . . . . . . .     5
         Item 3.   Synopsis or Highlights . . . . . . . . . . . . . . .    14
         Item 4.   Condensed Financial Information. . . . . . . . . . .    15
         Item 5.   General Description of Registrant, Depositor, and
                   Portfolio Companies. . . . . . . . . . . . . . . . .    18
         Item 6.   Deductions and Expenses. . . . . . . . . . . . . . .    19
         Item 7.   General Description of Variable Annuity Contracts. .    22
         Item 8.   Annuity Period . . . . . . . . . . . . . . . . . . .    29
         Item 9.   Death Benefit and Distributions. . . . . . . . . . .    31
         Item 10.  Purchases and Contract Value . . . . . . . . . . . .    22
         Item 11.  Redemptions. . . . . . . . . . . . . . . . . . . . .    25
         Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . . . .    34
         Item 13.  Legal Proceedings. . . . . . . . . . . . . . . . . .    42
         Item 14.  Table of Contents of the Statement of Additional
                   Information. . . . . . . . . . . . . . . . . . . . .    42

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
         Item 15.  Cover Page . . . . . . . . . . . . . . . . . . . . .    49
         Item 16.  Table of Contents. . . . . . . . . . . . . . . . . .    49
         Item 17.  General Information and History. . . . . . . . . . .    49
         Item 18.  Services . . . . . . . . . . . . . . . . . . . . . .    49
         Item 19.  Purchase of Securities Being Offered . . . . . . . .    50
         Item 20.  Underwriters . . . . . . . . . . . . . . . . . . . .    50
         Item 21.  Calculation of Performance . . . . . . . . . . . . .    50
         Item 22.  Annuity Payments . . . . . . . . . . . . . . . . . .    53
         Item 23.  Financial Statements . . . . . . . . . . . . . . . .    54

Part C   OTHER INFORMATION
         Item 24.  Financial Statements and Exhibits. . . . . . . . . .    87
         Item 25.  Directors and Officers of the Depositor. . . . . . .    89
         Item 26.  Persons Controlled by or Under Common Control with
                   the Depositor or Registrant. . . . . . . . . . . . .    91
         Item 27.  Number of Contract Owners. . . . . . . . . . . . . .   100
         Item 28.  Indemnification. . . . . . . . . . . . . . . . . . .   100
         Item 29.  Principal Underwriter. . . . . . . . . . . . . . . .   100
         Item 30.  Location of Accounts and Records . . . . . . . . . .   101
         Item 31.  Management Services. . . . . . . . . . . . . . . . .   101
         Item 32.  Undertakings . . . . . . . . . . . . . . . . . . . .   102


                                       2 of 108
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                          NATIONWIDE LIFE INSURANCE COMPANY
                                     HOME OFFICE
                                   P.O. BOX 182437
                                 COLUMBUS, OHIO 43216
                          1-800-451-0070, TDD 1-800-238-3035

                    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY THE NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

    The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible Purchase Payment Contracts (collectively referred to as the "Contracts"). References throughout the prospectus to Contracts shall also mean "Certificates" issued under Group Flexible Fund Retirement Contracts. For group Contracts, references to "Contract Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Contract Owner to exercise such rights under the authority of the Plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code, (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.

    Purchase Payments are allocated to the Nationwide Multi-Flex Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following Sub-Accounts of the underlying Mutual Fund options:

        AMERICAN CENTURY  VARIABLE PORTFOLIOS, INC., AN AFFILIATE OF AMERICAN
                             CENTURY-SM- COMPANIES, INC.
                      -American Century VP Capital Appreciation
                           - American Century VP Advantage

                               DREYFUS STOCK INDEX FUND

                  THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

                           DREYFUS VARIABLE INVESTMENT FUND
                                - Small Cap Portfolio
                               - Quality Bond Portfolio

                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                              - Equity-Income Portfolio
                               - High Income Portfolio*

                          NATIONWIDE SEPARATE ACCOUNT TRUST
                                 - Money Market Fund
                                - Government Bond Fund
                                 - Total Return Fund

                     NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                 - Balanced Portfolio

                             STRONG SPECIAL FUND II, INC.

                       TEMPLETON VARIABLE PRODUCTS SERIES FUND
                                 - International Fund

*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

    This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Multi-Flex Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated November 3, 1997, containing further information about the Contracts and the Nationwide Multi-Flex Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P. O. Box 182437, Columbus, Ohio 43216.



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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 3, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 40 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS NOVEMBER 3, 1997.



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                              GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under this Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant or Designated Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated, and the Designated Annuitant dies before the Annuitization Date, the Contingent Designated Annuitant becomes the Designated Annuitant. The Owner's right to name a Contingent Designated Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.

CONTINGENT OWNER- A Contingent Owner succeeds to the right of the Contract Owner upon the Contract Owner's death before Annuitization. The Owner's right to name a Contingent Owner may be restricted under the provisions of the retirement or deferred compensation plan for which this Contract is issued. For Contracts issued in the state of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary."

CONTRACT- The Individual Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Designated Annuitant (the Designated Annuitant can not be changed without the consent of the Company), Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named on the application, unless changed.

CONTRACT VALUE- The sum of the value of the Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.


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DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant.
This benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. The Designated Annuitant is named on the Data Page, unless changed. No change of Designated Annuitant may be made without the prior consent of the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value.

ERISA- Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

FIXED ACCOUNT CONTRACT VALUE- The sum of the value credited to the Fixed Account including interest.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY- An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND- The registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT- The Plan Participant is the person for whom contributions are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

QUALIFIED CONTRACT- A Contract issued to a Qualified Plan.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under the provisions of Sections 401 or 403(a) of the Code.

SEP IRA- A retirement plan which receives favorable tax treatment under the provisions of Section 408(k) of the Code.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

UNIFIED BILLING AUTHORITY- A program established to collect and electronically forward to the Company, Purchase Payments from multiple employers whose employees have authorized regular Purchase Payments to Tax Sheltered Annuity Contracts pursuant to a payroll deduction authorization, resulting in the systematic updating of each Contract Owner's Contract Value and record of Purchase Payments on a predetermined basis. Unified Billing Authorities may be established (on a statewide basis) on behalf of school districts and school district employees within certain states.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.


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VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Multi-Flex Variable Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate mutual fund.

VARIABLE ACCOUNT CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units in the Contract.

VARIABLE ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.


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
                                  TABLE OF CONTENTS
                                                                         PAGE
GLOSSARY OF SPECIAL TERMS . . . . . . . . . . . . . . . . . . . . . . .     3
SUMMARY OF CONTRACT EXPENSES. . . . . . . . . . . . . . . . . . . . . .     8
UNDERLYING MUTUAL FUND ANNUAL EXPENSES. . . . . . . . . . . . . . . . .    10
SYNOPSIS            . . . . . . . . . . . . . . . . . . . . . . . . . .    12
CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . . .    13
NATIONWIDE LIFE INSURANCE COMPANY . . . . . . . . . . . . . . . . . . .    16
THE VARIABLE ACCOUNT. . . . . . . . . . . . . . . . . . . . . . . . . .    16
    Underlying Mutual Fund Options. . . . . . . . . . . . . . . . . . .    16
    Voting Rights   . . . . . . . . . . . . . . . . . . . . . . . . . .    17
    Substitution of Securities. . . . . . . . . . . . . . . . . . . . .    17

VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS.. . . . . . . . . . . . .    17
    Variable Account Charges. . . . . . . . . . . . . . . . . . . . . .    17
    Other Charges Which May Be Assessed to the Contract Value . . . . .    18

    Contract Maintenance Charge . . . . . . . . . . . . . . . . . . . .    18
    Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . .    19
    Waiver of the Contingent Deferred Sales Charge. . . . . . . . . . .    19
    Premium Taxes   . . . . . . . . . . . . . . . . . . . . . . . . . .    20
 OPERATION OF THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . .    20
    Investments of the Variable Account . . . . . . . . . . . . . . . .    20
    Allocation of Purchase Payments and Contract Value. . . . . . . . .    20
    Value of a Variable Account Accumulation Unit . . . . . . . . . . .    21
    Net Investment Factor . . . . . . . . . . . . . . . . . . . . . . .    21
    Valuation of Assets . . . . . . . . . . . . . . . . . . . . . . . .    21
    Determining the Contract Value. . . . . . . . . . . . . . . . . . .    21
    Right to Revoke . . . . . . . . . . . . . . . . . . . . . . . . . .    21
    Transfers       . . . . . . . . . . . . . . . . . . . . . . . . . .    22
    Contract Ownership Provisions . . . . . . . . . . . . . . . . . . .    22
    Contingent Ownership Provisions . . . . . . . . . . . . . . . . . .    23
    Beneficiary Provisions. . . . . . . . . . . . . . . . . . . . . . .    23
    Surrender (Redemption). . . . . . . . . . . . . . . . . . . . . . .    23
    Surrenders Under a Qualified Contract or Tax-Sheltered Annuity
    Contract        . . . . . . . . . . . . . . . . . . . . . . . . . .    24
    Loan Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . .    24
    Assignment      . . . . . . . . . . . . . . . . . . . . . . . . . .    26
    Contract Owner Services . . . . . . . . . . . . . . . . . . . . . .    26

         Asset Rebalancing. . . . . . . . . . . . . . . . . . . . . . .    26

         Dollar Cost Averaging. . . . . . . . . . . . . . . . . . . . .    26
         Systematic Withdrawals . . . . . . . . . . . . . . . . . . . .    26
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS. . . . .    27
    Annuity Commencement Date . . . . . . . . . . . . . . . . . . . . .    27
    Change in Annuity Commencement Date . . . . . . . . . . . . . . . .    27
    Annuity Payment Period-Variable Account . . . . . . . . . . . . . .    27
    Value of an Annuity Unit. . . . . . . . . . . . . . . . . . . . . .    27
    Assumed Investment Rate . . . . . . . . . . . . . . . . . . . . . .    27
    Frequency and Amount of Annuity Payments. . . . . . . . . . . . . .    27
    Change in Form of Annuity . . . . . . . . . . . . . . . . . . . . .    28
    Annuity Payment Options . . . . . . . . . . . . . . . . . . . . . .    28
    Death of Contract Owner Provisions-Non-Qualified Contracts. . . . .    28
    Death of Annuitant Provisions- Non-Qualified Contracts. . . . . . .    28
    Death of the Contract Owner/Annuitant Provisions. . . . . . . . . .    29
    Death Benefit Payment Provisions. . . . . . . . . . . . . . . . . .    29
    Required Distribution Provisions for Non-Qualified Contracts. . . .    30
    Required Distributions For Qualified Plans and Tax Sheltered
    Annuities       . . . . . . . . . . . . . . . . . . . . . . . . . .    30
    Required Distributions for Individual Retirement Annuities and
    SEP IRAs        . . . . . . . . . . . . . . . . . . . . . . . . . .    31
    Generation-Skipping Transfers . . . . . . . . . . . . . . . . . . .    32
FEDERAL TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . . . .    32
    Federal Income Taxes. . . . . . . . . . . . . . . . . . . . . . . .    32
    Non-Qualified Contracts-Natural Persons as Owners . . . . . . . . .    32
    Non-Qualified Contracts - Non-Natural Persons as Owners . . . . . .    33


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    Qualified Plans, Individual Retirement Annuities, SEP IRAs,
    and Tax Sheltered Annuities . . . . . . . . . . . . . . . . . . . .    34
    Withholding     . . . . . . . . . . . . . . . . . . . . . . . . . .    34
    Federal Estate, Gift, and Generation Skipping Transfer Taxes. . . .    34
    Charge for Tax Provisions . . . . . . . . . . . . . . . . . . . . .    35
    Diversification . . . . . . . . . . . . . . . . . . . . . . . . . .    35
    Tax Changes     . . . . . . . . . . . . . . . . . . . . . . . . . .    35
GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .    36
    Contract Owner Inquiries. . . . . . . . . . . . . . . . . . . . . .    36
    Statements and Reports. . . . . . . . . . . . . . . . . . . . . . .    36
    Advertising     . . . . . . . . . . . . . . . . . . . . . . . . . .    36
LEGAL PROCEEDINGS   . . . . . . . . . . . . . . . . . . . . . . . . . .    40
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION. . . . . . . .    40

APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
APPENDIX B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43



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                             SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
    Maximum Contingent Deferred Sales Charge(1) . . . . . . . . . . . .    7%


                 RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME



    NUMBER OF COMPLETED       CONTINGENT DEFERRED        NUMBER OF COMPLETED    CONTINGENT DEFERRED
     YEARS FROM DATE OF             SALES LOAD            YEARS FROM DATE OF         SALES LOAD
     PURCHASE PAYMENT               PERCENTAGE             PURCHASE PAYMENT          PERCENTAGE
             0                         7%                          4                     3%
             1                         6%                          5                     2%
             2                         5%                          6                     1%
             3                         4%                          7                     0%



MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE(2). . . . . . . . . . . .      $30

VARIABLE ACCOUNT ANNUAL EXPENSES(3). . . . . . . . . . . . . . . . .     1.30%

1 Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a Contingent Deferred Sales Charge
    (CDSC), the greater of: (a) an amount equal to 10% of that Purchase Payment, or (b) any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. This CDSC-free withdrawal is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge" for additional provisions).

2 The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance Charge and Administration Charge"). For Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve corresponding contractual modifications, the Contract Maintenance Charge shall be waived in those states in which a Unified Billing Authority Program, or any such similar program, is being utilized to process Purchase Payments. The Contract Maintenance Charge will be waived for Qualified Plans (as defined by Section 401(k) of the Code) issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications.

3 For Contracts issued before November 3, 1997 or in states which have not approved the applicable Contract modifications, the Company will assess a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net asset value of the variable account and an administration charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account (see "Expenses of the Variable Account for Contracts Issued Before November 3, 1997").

    For Contracts issued on or after the later of November 3, 1997, or on the date on which state insurance authorities approve corresponding Contract modifications, the Company will assess an Actuarial Risk Fee to the Variable Account equal to an annual rate of 1.30% of the daily net asset value of the Variable Account (see "Expenses of the Variable Account for Contract Issues On or After November 3, 1997").



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OTHER EXPENSES

- CONTRACT EXCHANGE FEES

When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company has determined is eligible for such exchange, the Company may waive the Contingent Deferred Sales Charge on the first Contract. A contingent Deferred Sales Charge may apply to the contract received in the exchange. In determining which contracts may be of the same type and class as this Contract, the Company shall apply its rules and regulations applicable thereto, including assessing any fees deemed reasonable for processing the exchange. In no event will such fee exceed $40. This exchange processing fee may be in addition to any Contract Maintenance Charge which may be applicable upon the Surrender of a Contract.

- SCHOOL DISTRICT PROCESSING FEES

For Contracts issued on or after the later of November 3, 1997, or the date on which insurance authorities approve corresponding Contract modifications, the Company reserves the right to charge against the Contract Value the amount of any charges assessed by school districts in connection with the processing of payroll amounts submitted to the Company as Purchase Payments. If such charges are assessed, the Company may deduct such charges at its sole discretion from the Contract Value at either: (1) the time the Contract is surrendered; (2) annually; (3) at Annuitization; or (4) at such date as the Company may become subject to such charges. The Company will not profit from this charge; the Company will only take amounts billed by school districts out of the Contract Value. Under no circumstances will such charges be assessed in a discriminatory manner.

                                      11 of 108

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)

                                                                                Management Fees   Other Expenses   Total Mutual Fund
                                                                                                                        Expenses
     -------------------------------------------------------------------------------------------------------------------------------
     American Century Variable Portfolios, Inc.-                                      1.00%              0.00%             1.00%
     American Century VP Capital Appreciation
     American Century Variable Portfolios, Inc.-                                      1.00%              0.00%             1.00%
     American Century VP Advantage
     Dreyfus Stock Index Fund                                                        0.25%              0.05%             0.30%
     The Dreyfus Socially Responsible Growth Fund                                    0.72%              0.24%              .96%
     Dreyfus Variable Investment Fund-Quality Bond Portfolio                         0.65%              0.14%             0.79%
     Dreyfus Variable Investment Fund-Small Cap Portfolio                            0.75%              0.04%             0.79%
     Fidelity VIP Fund-Equity-Income Portfolio                                       0.51%              0.07%             0.58%
     Fidelity VIP Fund-High Income Portfolio                                         0.59%              0.12%             0.71%
     NSAT-Government Bond Fund                                                       0.50%              0.01%             0.51%
     NSAT-Money Market Fund                                                          0.50%              0.03%             0.53%
     NSAT-Total Return Fund                                                          0.50%              0.02%             0.52%
     Neuberger & Berman Advisers Management Trust-Balanced Portfolio                 0.85%              0.23%             1.08%
     Strong Special Fund II, Inc.                                                    1.00%              0.17%             1.17%
     Templeton Variable Products Series Fund-Templeton International Fund Class 1    0.70%              0.18%           0.88%(2)

1 The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values under the Variable Account. The management fees and other expenses are not currently subject to fee waivers or expense reimbursements.

2 Management Fees and total operating expenses have been adjusted to reflect the management fee schedule approved by shareholders effective May 1, 1997. See underlying mutual fund prospectus for details

                                    12 of 108

                                   EXAMPLE(1)

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows a $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


------------------------------------------------------------------------------------------------------------------------------------
                              If you surrender your Contract at    If you do not surrender your    If you annuitize your Contract at
                                the end of the applicable time      Contract at the end of the      the end of the applicable time
                                            period                     applicable time period                period
------------------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.   5 Yrs.  10 Yrs.    1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.    10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
American Century                 96     125      163      289       26     80      136     289      *      80      136       289
Variable Portfolios, Inc.
American Century  VP
Advantage

American Century                 96     125      163      289       26     80      136     289      *      80      136       289
Variable Portfolios, Inc.-
American Century  VP
Capital Appreciation

Dreyfus Stock Index Fund         89     103      126      214       19     58       99     214      *      58       99       214

Dreyfus Socially                 96     123      161      285       26     78      134     285      *      78      134       285
Responsible Growth
Fund, Inc.

Dreyfus Variable                 94     118      152      267       24     73      125     267      *      73      125       307
Investment Fund-Quality
Bond Portfolio

Dreyfus Variable                 94     118      152      267       24     73      125     267      *      73      125       267
Investment Fund- Small
Cap Portfolio

Fidelity VIP Fund-               92     111      141      245       22     66      114     245      *      66      114       245
Equity-Income Portfolio

Fidelity VIP                     93     116      148      259       23     71      121     259      *      71      121       259
Fund-High
Income Portfolio

NSAT-Government Bond             91     109      137      237       21     64      110     237      *      64      110       237
Fund

NSAT-Money Market                91     110      138      240       21     65      111     240      *      65      111       240
Fund

NSAT-Total Return Fund           91     110      138      239       21     65      111     239      *      65      111       239

Neuberger & Berman               97     127      167      298       27     82      140     298      *      82      140       298
Advisers Management
Trust-Balanced Portfolio

Strong Special Fund II, Inc.     98     130      172      307       28     85      145     307      *      85      145       307

Templeton Variable               93     116      148      259       23     71      121     259      *      71      121       259
Products Series Fund-
Templeton International
Fund Class 1

*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.


1 For certain contracts which are exchanged for other contracts issued by the Company or an affiliate of the Company, the CDSC (spelled out) is waived and a processing fee not to exceed $40 is applied (see "Contract Exchange Fees"). Under such circumstances, the expenses described above would be adjusted to reflect the processing fee and the waiver of the Contingent Deferred Sales Charge.


     The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide Multi-Flex Variable Account as well as those of the underlying Mutual Funds are reflected in the table. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund option, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                    13 of 108

                                    SYNOPSIS

     The Individual Deferred Variable Annuity Contracts described in this prospectus are designed for use in connection with the following types of
Contracts: (1) Non-Qualified Annuities; (2) Individual Retirement Annuities, (3) Tax Sheltered Annuities, (4) SEP-IRAs, and (5) Qualified Annuities.

     The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company. The Company will waive the Contingent Deferred Sales Charge under Tax Sheltered Annuity (403(b)) Contracts and 401 Contracts when the Contract Owner separates from service and has participated in the Contract for 5 years or has participated in the Contract for 10 years with active deferrals, dies, becomes disabled, experiences a hardship; or annuitizes after completing 2 years in the Contract (see "Contingent Deferred Sales Charge").


     On each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge of $30 from the Contract Value of the Contracts. This charge is designed to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from this charge an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge "). The Contract Maintenance Charge will be waived for: (1) Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997, or the date on which state insurance authorities in a state having a Unified Billing Authority approve corresponding contract modifications; or
(2) for Contracts issued as Qualified Plans (as defined by Section 401(k) of the Code) on or after the later of November 3, 1997, or the date on which state insurance authorities approve the corresponding Contract modifications.



     For Contracts issued before November 3, 1997 or in states which have not approved the applicable Contract modifications, the Company will assess a mortality and expense risk charge equal to an annual rate of 1.25% of the daily net asset value of the Variable Account and an administration charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account (see "Expenses of the Variable Account for Contracts Issued Before November 3, 1997").



     For Contracts issued on or after the later of November 3, 1997 or the date on which state insurance authorities approve corresponding Contract modifications, the Company will deduct an Actuarial Risk Charge equal to an annual rate of 1.30% of the daily net asset value of the Variable Account for actuarial risks assumed by the Company (see "Charges of the Variable Account and Other Deductions").


     The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

     Upon Annuitization the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

     The Company will charge against the Purchase Payments or the Contract Value, the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

     To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full, unless otherwise required by state and/or federal law. State and/or federal law may provide additional free look privileges. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

                                    14 of 108

CONDENSED FINANCIAL INFORMATION
Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.



                                        ACCUMULATION       ACCUMULATION                               NUMBER OF
                                         UNIT VALUE         UNIT VALUE          PERCENT CHANGE       ACCUMULATION
                                        AT BEGINNING          AT END            IN ACCUMULATION     UNITS AT END OF
FUND                                     OF PERIOD           OF PERIOD            UNIT VALUE         THE PERIOD               YEAR
------------------------------------------------------------------------------------------------------------------------------------
American Century.-                       13.035463           14.055040               7.82%             511,115                1996
Variable Portfolios, Inc.                11.312248           13.035463              15.23%             513,818                1995
American Century VP                      11.343435           11.312248              (0.27%)            518,729                1994
Advantage-Q                              10.757355           11.343435               5.45%             467,066                1993
                                         11.325089           10.757355              (5.01%)            319,109                1992
                                         10.000000           11.325089              13.25%              10,677                1991
American Century.-                       16.447846           15.531281              (5.57%)          1,991,010                1996
Variable Portfolios, Inc.                12.711014           16.447846              29.40%           1,986,887                1995
American Century VP                      13.030369           12.711014              (2.45%)          1,855,905                1994
Capital Appreciation-Q                   11.967533           13.030369               8.88%           1,492,249                1993
                                         12.290177           11.967533              (2.63%)            846,374                1992
                                         10.000000           12.290177              22.90%              18,446                1991
Dreyfus Socially                         13.333625           15.953248              19.65%             399,889                1996
Responsible Growth                       10.039093           13.333625              32.82%              94,479                1995
Fund-Q                                   10.000000           10.039093               0.39%              16,111                1994
Dreyfus Stock Index                      13.807559           16.698256              20.94%             995,299                1996
Fund - Q                                 10.227308           13.807559              35.01%             489,045                1995
                                         10.271065           10.227308              (0.43%)            297,344                1994
                                         10.000000           10.271065               2.71%              65,529                1993
Dreyfus Variable                         10.493309            10.67964               1.78%             202,913                1996
Investment Fund-Quality                  10.000000           10.493309               4.93%               9,201                1995
Bond Portfolio-Q
Dreyfus Variable                         13.249127           15.245571              15.07%           1,991,389                1996
Investment Fund-Small                    10.374796           13.249127              27.70%             709,274                1995
Cap Portfolio-Q                          10.000000           10.374796               3.75%             137,041                1994
Fidelity VIP Fund-Equity-                14.412060           16.255386              12.79%           3,685,628                1996
Income Portfolio-Q                       10.808255           14.412060              33.34%           2,504,171                1995
                                         10.227513           10.808255               5.68%           1,591,113                1994
                                         10.000000           10.227513               2.28%             345,527                1993
Fidelity VIP Fund -High                  11.779381           13.256841              12.54%             621,493                1996
Income Portfolio-Q                        9.895223           11.779381              19.04%             210,727                1995
                                         10.000000            9.895223              (1.05%)             33,204                1994
NSAT-Government                          29.463573           30.092479               2.13%           2,948,795                1996
Bond Fund-Q                              25.138302           29.463573              17.21%           3,276,421                1995
                                         26.318797           25.138302              (4.49%)          3,538,336                1994
                                         24.348055           26.318797               8.09%           3,946,493                1993
                                         22.869936           24.348055               6.46%           2,650,975                1992
                                         19.854919           22.869936              15.19%           1,805,156                1991
                                         18.372987           19.854919               8.07%           1,291,591                1990
                                         16.331709           18.372987              12.50%           1,182,905                1989
                                         15.312739           16.331709               6.65%           1,184,100                1988
                                         15.295126           15.312739               0.12%           1,190,140                1987
                                         13.449373           15.295126              13.72%             948,476                1986
NSAT-Money Market                        19.595876           20.329483               3.74%           1,617,637                1996
Fund-Q*                                  18.790546           19.595876               4.29%           1,618,571                1995
                                         18.325918           18.790546               2.54%           1,636,119                1994
                                         18.069824           18.325918               1.42%           1,647,900                1993
                                         17.705124           18.069824               2.06%           1,840,923                1992
                                         16.950132           17.705124               4.45%           2,323,043                1991
                                         15.891433           16.950132               6.66%           2,678,914                1990
                                         14.760926           15.891433               7.66%           2,395,888                1989
                                         13.935064           14.760926               5.93%           2,117,718                1988
                                         13.264408           13.935064               5.06%           1,894,196                1987
                                         12.611459           13.264408               5.18%           1,403,782                1986

                                    15 of 108

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.


                                        ACCUMULATION       ACCUMULATION                               NUMBER OF
                                         UNIT VALUE         UNIT VALUE          PERCENT CHANGE       ACCUMULATION
                                        AT BEGINNING          AT END            IN ACCUMULATION     UNITS AT END OF
FUND                                     OF PERIOD           OF PERIOD            UNIT VALUE         THE PERIOD               YEAR
------------------------------------------------------------------------------------------------------------------------------------
NSAT-Total Return                        51.701438           62.170693              20.25%           5,119,908                1996
Fund-Q                                   40.575816           51.701438              27.42%           5,049,123                1995
                                         40.671816           40.575816              (0.24%)          5,094,417                1994
                                         37.150744           40.671816               9.48%           4,467,810                1993
                                         34.794462           37.150744               6.77%           3,578,781                1992
                                         25.454897           34.794462              36.69%           2,974,227                1991
                                         28.044760           25.454897              (9.23%)          2,734,562                1990
                                         25.094601           28.044760              11.76%           2,897,067                1989
                                         21.178453           25.094601              18.49%           2,746,255                1988
                                         21.612441           21.178453              (2.01%)          2,885,264                1987
                                         18.212306           21.612441              18.67%           2,541,305                1986
Neuberger & Berman                       14.753402           15.563120               5.49%           1,766,421                1996
Advisers Management                      12.077573           14.753402              22.16%           1,697,674                1995
Trust - Balanced                         12.661508           12.077573              (4.61%)          1,651,413                1994
Portfolio - Q                            12.050347           12.661508               5.07%           1,478,589                1996
                                         11.299008           12.050347               6.65%             743,247                1992
                                         10.000000            11.29008              12.99%              13,232                1991
Strong Special Fund II,                  10.456863           12.193238              16.61%             408,289                1996
Inc.-Q                                   10.000000           10.456863               4.57%              14,374                1995
Templeton Variable                       11.329203           13.869569              22.42%           1,044,821                1996
Products Series Fund-                     9.913613           11.329203              14.28%             503,599                1995
International Fund-Q                     10.000000            9.913613              (0.86%)            161,196                1994
American Century                         13.053463           14.055040               7.82%             199,799                1996
Variable Portfolios, Inc.-.              11.312248           13.035463              15.23%             209,516                1995
American Century VP                      11.343435           11.312248              (0.27%)            237,606                1994
Advantage-NQ                             10.757355           11.343435               5.45%             225,188                1993
                                         11.325089           10.757355              (5.01%)            163,922                1992
                                         10.000000           11.325089              13.25%               3,898                1991
American Century                         13.802855           15.079515               9.25%              25,000                1996
Variable Portfolios, Inc.-.              11.822996           13.802855              16.75%              25,000                1995
American Century VP                      11.701906           11.822996               1.03%              25,000                1994
Advantage                                10.953160           11.701906               6.84%              25,000                1993
NQ (Depositor Only)                      11.380926           10.953160              (3.76%)             25,000                1992
                                         10.000000           11.380926              13.81%              25,000                1991
American Century                         16.447846           15.531281              (5.57%)            896,863                1996
Variable Portfolios, Inc.-.              12.711014           16.447846              29.40%             956,826                1995
American Century VP                      13.030369           12.711014              (2.45%)          1,058,520                1994
Capital Appreciation-NQ                  11.967533           13.030369               8.88%             984,830                1993
                                         12.290177           11.967533              (2.63%)            508,166                1992
                                         10.000000           12.290177              22.90%              25,910                1991
Dreyfus Socially                         13.333625           15.953248              19.65%              30,211                1996
Responsible Growth                       10.039093           13.333625              32.82%               7,847                1995
Fund-NQ                                  10.000000           10.039093               0.39%               1,221                1994
Dreyfus Stock Index                      13.807559           16.698256              20.94%             321,661                1996
Fund - NQ                                10.227308           13.807559              35.01%             210,808                1995
                                         10.271065           10.227308              (0.43%)            185,724                1994
                                         10.000000           10.271065               2.71%             100,168                1993
Dreyfus Variable                         10.493309           10.679640               1.78%              13,559                1996
Investment Fund-Quality                  10.000000           10.493309               4.93%                 626                1995
Bond Portfolio-NQ
Dreyfus Variable                         13.249127           15.245571              15.07%             132,109                1996
Investment Fund-Small                    10.374796           13.249127              27.70%              57,885                1995
Cap Portfolio-NQ                         10.000000           10.374796               3.75%              21,950                1994
Fidelity VIP Fund-Equity-                14.412060           16.255386              12.79%           1,140,873                1996
Income Portfolio-NQ                      10.808255           14.412060              33.34%           1,004,513                1995
                                         10.227513           10.808255               5.68%             917,381                1994
                                         10.000000           10.227513               2.28%             368,492                1993

                                    16 of 108

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.


                                        ACCUMULATION       ACCUMULATION                               NUMBER OF
                                         UNIT VALUE         UNIT VALUE          PERCENT CHANGE       ACCUMULATION
                                        AT BEGINNING          AT END            IN ACCUMULATION     UNITS AT END OF
FUND                                     OF PERIOD           OF PERIOD            UNIT VALUE         THE PERIOD               YEAR
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP-Fund-High                   11.779381           13.256841              12.54%              33,405                1996
Income Portfolio-NQ                       9.895223           11.779381              19.04%              11,249                1995
                                         10.000000            9.895223              (1.05%)              2,726                1994
NSAT-Government Bond                     29.474435           30.103580               2.13%           1,371,551                1996
Fund-NQ                                  25.147577           29.474435              17.21%           1,618,704                1995
                                         26.328516           25.147577              (4.49%)          1,893,807                1994
                                         24.357055           26.328516               8.09%           2,350,137                1993
                                         22.878402           24.357055               6.46%           1,501,470                1992
                                         19.862268           22.878402              15.19%             976,874                1991
                                         18.379796           19.862268               8.07%             750,363                1990
                                         16.337763           18.379796              12.50%             756,058                1989
                                         15.318418           16.337763               6.65%             845,602                1988
                                         15.300795           15.318418               0.12%           1,034,597                1987
                                         13.454359           15.300795              13.72%             985,017                1986
NSAT-Money Market                        21.291272           22.088348               3.74%             600,726                1996
Fund-NQ*                                 20.416267           21.291272               4.29%             665,100                1995
                                         19.911440           20.416267               2.54%             831,132                1994
                                         19.633190           19.911440               1.42%             819,892                1993
                                         19.236937           19.633190               2.06%           1,117,454                1992
                                         18.416623           19.236937               4.45%           1,684,322                1991
                                         17.266332           18.416623               6.66%           2,083,996                1990
                                         16.038015           17.266332               7.66%           2,127,690                1989
                                         15.140691           16.038015               5.93%           2,219,382                1988
                                         14.412005           15.140691               5.06%           2,567,315                1987
NSAT-Total Return Fund                   50.214359           60.382482              20.25%           2,180,633                1996
Fund-NQ                                  39.408735           50.214359              27.42%           2,273,685                1995
                                         39.501981           39.408735              (0.24%)          2,360,160                1994
                                         36.082181           39.501981               9.48%           2,184,517                1993
                                         33.793676           36.082181               6.77%           1,671,604                1992
                                         24.722750           33.793676              36.69%           1,370,409                1991
                                         27.238121           24.722750              (9.23%)          1,268,584                1990
                                         24.372817           27.238121              11.76%           1,476,049                1989
                                         20.569309           24.372817              18.49%           1,458,246                1988
                                         20.990807           20.569309              (2.01%)          1,853,494                1987
                                         17.688466           20.990807              18.67%           1,823,424                1986
Neuberger & Berman                       14.753402           15.563120               5.49%             702,451                1996
Advisers Management                      12.077573           14.753402              22.16%             728,876                1995
Trust-Balanced Portfolio-                12.661508           12.077573              (4.61%)            844,181                1994
NQ                                       12.050347           12.661508               5.07%             927,960                1993
                                         11.299008           12.050347               6.65%             370,418                1992
                                         10.000000           11.299008              12.99%              14,765                1991
Strong Special Fund II,                  10.456863           12.193238              16.61%              35,456                1996
Inc.-NQ                                  10.000000           10.456863               4.57%               1,437                1995
Templeton Variable                       11.329203           13.869569              22.42%              66,863                1996
Products Series Fund-                     9.913613           11.329203              14.28%              39,371                1995
Templeton International Fund Class 1-NQ  10.000000            9.913613              (0.86%)             24,273                1994

* The 7-day yield on the Nationwide Separate Account Trust Money Market Fund as of December 31, 1996 was 3.64%.

                                    17 of 108

                        NATIONWIDE LIFE INSURANCE COMPANY

     The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise," with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

     The Company is ranked and rated by independent financial rating services, among which are Moody's Standard and Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.

                              THE VARIABLE ACCOUNT

     The Variable Account was established by the Company on October 7, 1981, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

     The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

     Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Qualified Contracts and one such Sub-Account contains the underlying Mutual Fund shares attributable to Accumulation Units under Non-Qualified Contracts. A summary of investment objectives is contained in the description of each underlying Mutual Fund option below. More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-325-6434, TDD 1-800-238-3035 or writing P.O. Box 182437, Columbus, Ohio 43216.

                         UNDERLYING MUTUAL FUND OPTIONS

     Contract Owners may choose from among a number of different underlying Mutual Fund Options. (See Appendix B which contains a summary of investment objectives for each underlying Mutual Fund option.) More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such prospectus for the underlying Mutual Fund option(s) should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-451-0070, TDD 1-800-238-3035, or writing P.O. Box 182437, Columbus, Ohio 43216.


     The underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Funds or Mutual Funds which are involved in the conflict.

                                    18 of 108

VOTING RIGHTS

     Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

     In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from Contract Owners whose Contract Value is measured by Accumulation Units in the Variable Account. However, if the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

     The Contract Owner shall be the person who has the voting interest under the Contract. The number of underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account. The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

     Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES

     If the shares of the underlying Mutual Funds options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts or substitute one or more underlying Mutual Funds for other underlying Mutual Funds already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, under such requirements as it may impose.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS



Variable Account Charges



Expenses of the Variable Account for Contracts Issued Before November 3, 1997 (or Before Such Date on which Insurance Authorities Have Approved Corresponding Contract Modifications)



For Contracts issued before November 3, 1997 or before such date on which state insurance authorities approve corresponding Contract modifications, the Variable Account is responsible for: (1) administration expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing such expenses described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.



-Mortality Risk, Expense Risk and Administration Charges



A "mortality risk" is assumed by virtue of annuity rates incorporated into the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population. For assuming such risk, the Company will deduct a mortality risk charge computed on a daily basis from the Variable Account, which is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.



An "expense risk" is assumed by the Company for agreeing not to increase charges for administration of the Contracts regardless of its actual expenses. For assuming such risk, the Company will deduct an expense risk charge computed on a daily basis of the Variable Account, which is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.



An "administration charge" is assessed to the Contract Owner for reimbursing the Company for administrative expenses incurred in administering such Contracts. For such expenses, the Company will deduct an administration charge computed on a daily basis of the Variable Account which is equal to an annual rate of

                                    19 of 108

0.05% of the daily net asset value of the Variable Account. This charge is designed only to reimburse the Company for administrative expenses, as such, the Company will monitor this charge to ensure that it does not exceed annual administration expenses.



The mortality risk, expense risk and administration charges are made from each Sub-Account of the Variable Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account.



For 1996, the Variable Account incurred total expenses equal to 1.56% of its average net assets relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Fund options are described in each underlying Mutual Fund's prospectus.



EXPENSES OF THE VARIABLE ACCOUNT FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 3, 1997 (OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS)



-Actuarial Risk Charge



The Variable Account is responsible for "actuarial risk" expenses which consists of: (1) administration expenses relating to the issuance and maintenance of the Contracts and (2) mortality risk charges. For assuming such actuarial risks, the Company deducts an expense from the Variable Account equal to an annual rate of 1.30% of the daily net asset value. This deduction is made from each Sub-Account of the Variable Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account.



The Company is of the opinion that such actuarial risk expense charges, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.



OTHER CHARGES WHICH MAY BE ASSESSED TO THE CONTRACT VALUE



     For Contracts issued on or after the later of November 3, 1997 or the date on which applicable insurance authorities approve corresponding Contract modifications, the Company may charge against the Contract Value the amount of any charges assessed to the Company by individual school districts for the processing of employee payroll deductions. The Company will deduct such charges from a Contract Owner's Contract Value at: (1) the time the Contract is surrendered; (2) annually; (3) at Annuitization; or (4) at such date as the Company may become subject to such charges. The method used to recoup such expenses will be determined by the Company at its sole discretion and may be subject to change without prior notice to Contract Owners. The assessment of this charge is designed only to reimburse the Company for such expenses levied by individual school districts, and as such, the Company will not profit by assessing this charge.


CONTRACT MAINTENANCE CHARGE


     Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. For Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve corresponding Contract modifications, the Contract Maintenance Charge shall be waived in those states in which a Unified Billing Authority Program, or any such similar program, is being utilized to process Purchase Payments. The Contract Maintenance Charge will also be waived for Qualified Plans (as defined by Section 401(k) of the Code) issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications. If assessed, the Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the Purchase Payment investment allocations are to the Fixed Account and Variable Account. In any Contract Year when a Contract is surrendered for its full value on any date other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of each surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will the reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination would be unfairly discriminatory to any person, or where it is prohibited by state law.



     The Contract Maintenance Charge is designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses.

                                    20 of 108

CONTINGENT DEFERRED SALES CHARGE


     No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, (see "Waiver of the Contingent Deferred Sales Charge" section), deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, or if applicable, of the Actuarial Risk Charge, since the Company may generate a profit from these charges. The gross distribution allowance which may be paid on the sale of these Contracts is 6.0% of Purchase Payments.


     The Contingent Deferred Sales Charge is calculated by multiplying the applicable Contingent Deferred Sales Charge percentages noted below by the Purchase Payments that are surrendered. For Purposes of calculating the Contingent Deferred Sales Charge, surrenders are considered to come first from the oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The Contingent Deferred Sales Charge applies to Purchase Payments as follows:

     NUMBER OF COMPLETED      CONTINGENT DEFERRED     NUMBER OF COMPLETED      CONTINGENT DEFERRED
     YEARS FROM DATE OF           SALES CHARGE        YEARS FROM DATE OF          SALES CHARGE
      PURCHASE PAYMENT             PERCENTAGE           PURCHASE PAYMENT            PERCENTAGE
              0                       7%                        4                       3%
              1                       6%                        5                       2%
              2                       5%                        6                       1%
              3                       4%                        7                       0%

     Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) the greater of: (a) an amount equal to 10% of that Purchase Payment; or (b) any amount withdrawn from the Contract to meet minimum distribution requirements under the Code. This free withdrawal privilege is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan.

WAIVER OF THE CONTINGENT DEFERRED SALES CHARGE

     The Company will waive the Contingent Deferred Sales Charges under Tax Sheltered Annuity Contracts and Qualified Contracts and SEP-IRA Contracts when:

1. The Plan Participant has participated in the Contract for 10 years of active deferrals;

2.   The Plan Participant dies;

3. The Plan Participant experiences a hardship (as defined by Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions;

4.   The Plan Participant annuitizes after completing 2 years in the Contract;

5. The Plan Participant has separated from service (as defined in Code Section 401(k)(2)(B)) and participated in this Contract for 5 years; or

6. The Plan Participant becomes disabled (within the meaning of Code Section 72(m)(7)).

     For Non-Qualified Contracts and IRA Contracts other than SEP-IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

1.   the Designated Annuitant dies; or

2.   the Contract Owner annuitizes after 2 years in the Contract.

                                    21 of 108

     The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a 10% tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "FEDERAL TAX CONSIDERATIONS- Non Qualified Contracts -Natural Persons as Owners).


     No Contingent Deferred Sales Charge will apply upon the transfer of values among the Sub-Accounts or between the Fixed Account and Variable Account. When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company has determined is eligible for such exchange, the Company may waive the Contingent Deferred Sales Charge on the first Contract. A Contingent Deferred Sales Charge may apply to the contract received in the exchange. In determining which contracts may be of the same type and class as this Contract, the Company shall apply its rules and regulations applicable thereto, including assessing any fees deemed reasonable for processing the exchange. In no event will such fee exceed $40.00. This exchange processing fee may be in addition to any Contract Maintenance Charge which may be applicable upon the surrender of a Contract.

     In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where prohibited by state law.

PREMIUM TAXES

     The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either:
(1) at the time the Contract is surrendered, (2) at Annuitization, or (3) in those states which require, at the time Purchase Payments are made to the Contract.

                            OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT

     At the time of application each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account Options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Fund options, in addition to those set forth in the Contracts.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

     Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

     The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. Subsequent Purchase Payments, if any, after the first Contract Year must be at least $10 each. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The Company, however, reserves the right to lower the subsequent Purchase Payment minimum for employer sponsored deduction programs. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

     THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

     The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced no later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent

                                    22 of 108

Purchase Payments will be priced on the basis of the Accumulation Unit Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

     Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

     The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

     The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the net of:

     (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b)  is the net of:

     (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

     (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

     For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (the NSAT Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

     The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

VALUATION OF ASSETS

     Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

     The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

RIGHT TO REVOKE

     Unless otherwise required by state and/or federal law, the Contract Owner may revoke the Contract 10 days after receipt of the Contract and receive a refund of Contract Value. All Individual Retirement Annuity refunds will be return of Purchase Payments. In order to revoke the Contract, the Contract must be mailed or

                                    23 of 108
delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

     Transfers between the Fixed and Variable Account must be made prior to the Annuitization Date. The Contract Owner may request a transfer of up to 100% of the Variable Account Contract Value to the Fixed Account without penalty or adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order.

     The Contract Owner may at the maturity of an Interest Rate Guarantee Period transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the then current Interest Rate Guarantee Period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

     Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Contract Owners.

CONTRACT OWNERSHIP PROVISIONS

     Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation.
Once proper notice of the change is received and recorded by the Company, the change will become effective as of the date the written request is recorded. A change of Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was received and recorded by the Company.

     Prior to the Annuitization Date, the Contract Owner may request a change in the Designated Annuitant, the Contingent Designated Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by both the Contract Owner and the person to be named as Annuitant, Contingent Annuitant, or Contingent Owner, as applicable. Such request must be received by the Company at its Home Office prior to the Annuitization Date. Any such change is subject to underwriting and approval by the Company. If the Contract Owner is not a natural person and there is a change of


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the Designated Annuitant, such change shall be treated as the death of a
Contract Owner and Distributions shall be made as if the Contract Owner died at the time of such change.

     On and after the Annuitization Date, the Annuitant shall become the Contract Owner.

CONTINGENT OWNER PROVISIONS

     The Contingent Owner is the person who may receive certain benefits under the Contract if the Contract Owner, who is not the Designated Annuitant, dies before the Annuitization Date. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If no Contingent Owner survives the Contract Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner who is also the Designated Annuitant dies before the Annuitization Date, then the Contingent Owner does not have any rights in the Contract; however, if the Contingent Owner is also the Beneficiary, the Contingent Owner will have all the rights of the Beneficiary.

     Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner from time to time prior to the Annuitization Date by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was recorded, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

BENEFICIARY PROVISIONS

     The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Designated Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Designated Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Designated Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation.

     If no Contingent Beneficiary survives the Designated Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Designated Annuitant, by written notice to the Company. The change, upon receipt by the Company at its Home Office, will take effect as of the time the written notice was received, whether or not the Designated Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SURRENDER (REDEMPTION)

     While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner, deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the Contract Owner must request the surrender in writing and include the Contract. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty. In some cases, (for example, requests by a corporation, partnership, agent, fiduciary, or surviving spouse), the Company will require additional documentation of a customary nature.

     The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

     The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security


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holders; provided that applicable rules and regulations of the Securities and
Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

     With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A participant will not, therefore, be entitled to the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the period of participation in the Optional Retirement Program. The Company issues this Contract to participants in the Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

     Except as provided below, the Contract Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in
     Section 403(b)(7) of the Code(403(b)(7) Custodial Accounts), may be executed only:

     1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B.   The surrender limitations described in A. above also applies to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties of a Qualified Contract or Tax Sheltered Annuity.

     A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to a Qualified Domestic Relations Order will not be considered to be in violation of restrictions stated in this provision.

     The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

     Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value, subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.

     Loans from Qualified Contracts or Tax Sheltered Annuities, are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values


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up to $20,000, the maximum loan balance which may be outstanding at any time is
80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balance owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision.

     For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

     All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

     Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.


     Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be processed in the same manner as a Purchase Payment. Loan repayments will be allocated among the Fixed and Variable Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis.

     If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

     If a loan payment is not made when due, interest will continue to accrue.
A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

     Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the Employer.

     Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures associated with the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee.

     Individual Retirement Annuities, Non Qualified Contracts and SEP-IRA accounts are not eligible for loans.


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                                    27 of 108

ASSIGNMENT

    Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Designated Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by the Company at its Home Office of a written notice thereof executed by the Contract Owner. The Company is not responsible for the validity or tax consequences of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before the recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

    If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract, for the taxable year in which it was pledged or assigned. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the assigned amount which is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Individual Retirement Annuities, Tax Sheltered Annuities and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

CONTRACT OWNER SERVICES


    ASSET REBALANCING - The Contract Owner may direct the automatic reallocation of Contract Values to the underlying Mutual Fund options on a predetermined percentage basis every three months or based on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the first business day after that day. An Asset Rebalancing request must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract.

    Contracts issued to a Qualified Plan or Tax Sheltered Annuity Plan as defined by the Internal Revenue Code may have superseding plan restrictions with regard to the frequency and fund exchanges and underlying Mutual Fund options.

    The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.


    DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer a specified amount from the NSAT Money Market Fund or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging, will result in a profit or protect against loss in a declining market. The minimum monthly Dollar Cost Averaging transfer is $100. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $5,000.

    In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the NSAT Money Market Fund or the Fixed Account will be processed monthly or on another approved frequency until either the value in the NSAT Money Market Fund or the Fixed Account is depleted or the Contract Owner instructs the Company in writing to cancel the transfers.

    The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Contract Owners, however, such discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

    SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering


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on a pro-rata basis Accumulation Units from all Sub-Accounts in which the
Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal tax penalty may be assessed on Systematic Withdrawals if the Contract Owner is under age 59 1/2. Unless directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. Unless the Contract Owner has made an irrevocable election of Distributions of substantially equal payments, the Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

    The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice; such discontinuation will not affect Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract or of applicable state or federal law.

            ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE

    The Contract Owner selects an Annuity Commencement Date at the time of application. In addition, the Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity, Annuitization may occur during the first 2 years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

    If the Contract Owner requests in writing, and the Company approves the request, the Annuity Commencement Date may be deferred. The new date must comply with the Annuity Date provisions above.

ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

    At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amounts of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

    Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment. Once Variable Annuity payments begin, the Owner may exchange amounts among the Sub-Account options once per year.

VALUE OF AN ANNUITY UNIT

    The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

    A 3.5% assumed investment rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

    Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in


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one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity less frequently than annually.

CHANGE IN FORM OF ANNUITY

    The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

    Any of the following Annuity Payment Options may be elected:

    OPTION 1-LIFE ANNUITY-An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE DESIGNATED ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

    OPTION 2-JOINT AND LAST SURVIVOR ANNUITY-An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 OF THIS PROVISION, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

    OPTION 3-LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Designated Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

    (1) If the Annuitant is payee, any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section(2) below.

    (2) If someone other than the Annuitant is payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the assumed investment rate effective in determining the Annuity Tables, shall be paid in a lump sum.

    Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

    If the Contract Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, no Distribution will be made until an effective Annuity Payment Option has been elected. Qualified Plan Contracts, Tax Sheltered Annuities, Individual Retirement Annuities and SEP IRAs are subject to the minimum Distribution requirements set forth in the Plan, Contract, or Code.

DEATH OF CONTRACT OWNER PROVISIONS- NON-QUALIFIED CONTRACTS

    For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same person and such Contract Owner dies prior to the Annuitization Date, the Contingent Owner becomes the new Contract Owner. If a Contingent Owner is not named or predeceases the Contract Owner, then Distribution of the Contract will be made to the Designated Annuitant, unless the Contract Owner has named his or her estate at the time of Application to receive the Distribution. The entire interest in the Contract Value less any applicable deductions (which may include a Contingent Deferred Sales Charge) must be distributed in accordance with "Required Distributions Provisions- Non-Qualified Contracts" provisions.

DEATH OF THE ANNUITANT PROVISIONS - NON-QUALIFIED CONTRACTS

    If the Contract Owner and Designated Annuitant are not the same person, and the Designated Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the


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Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary Provisions", unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable.

    The Beneficiary may elect to receive such Death Benefits in the form of:
(1) a lump sum distribution; (2) election of an annuity payout; or (3) any distribution that is permitted under state and federal regulations and is acceptable by the Company. Such election must be received by the Company within 60 days of the Annuitant's death. If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

    If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the Annuity Payment Option selected.

DEATH OF THE CONTRACT OWNER/ANNUITANT PROVISIONS

    If any Contract Owner and Designated Annuitant are the same person, and such person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the Beneficiary Provisions and in accordance with the appropriate "Required Distributions Provisions."

    If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the Annuity Payment Option selected.

DEATH BENEFIT PAYMENT PROVISIONS

    Upon the death of the Designated Annuitant, a Death Benefit is payable to the Beneficiary unless the Contract Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives the following three items: (1) due proof of death; (2) an election specifying the Distribution method; and (3) any applicable state required form(s).


    For Contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve the corresponding Contract modifications, if the Designated Annuitant dies prior to the first day of the calendar month following his or her 75th birthday, the dollar amount of the Death Benefit will be the greatest of: (1) the Contract Value; (2) the sum of all Purchase Payments, less an adjustment for amounts surrendered; or (3) the Contract Value as of the most recent five year Contract Anniversary occurring prior to the Designated Annuitant's 75th birthday, less an adjustment for amounts surrendered, plus Purchase Payments received after that five year Contract Anniversary Date.

    The adjustment for amounts surrendered will reduce items (2) and (3) in the same proportion that the Contract Value was reduced on the date of the partial surrender.

    For Contracts issued prior to November 3, 1997 and for Contracts issued in those states where contractual changes outlining the Death Benefit described above have not been approved, if the Designated Annuitant dies prior to the first day of the calendar month after his or her 75th birthday, the dollar amount of the Death Benefit will be the greater of: (1) the sum of all Purchase Payments, increased at an annual rate of 5% simple interest from the date of each Purchase Payment, for each full year the payment has been in force, less any amounts surrendered, or (2) the Contract Value. Please note that insurance regulations in the States of New York and North Carolina do not permit the Death Benefit as described in the paragraph. Therefore, for those Contracts issued prior to October 15, 1997 in the States of New York and North Carolina, the amount of the Death Benefit will be the greater of: (1) the sum of all Purchase Payments, less any amounts previously surrendered; or (2) Contract Value.

    For Tax Sheltered Annuity Contracts issued on or after the later of May 1, 1997, or the date on which insurance authorities approve applicable Contract modifications in state jurisdictions in which a Unified Billing Authority is utilized in processing Purchase Payments, the Death Benefit will be the greater of; (1) the sum of all Purchase Payments, less any amounts previously surrendered; or (2) Contract Value.

    The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is deferred beyond the first day of the calendar month after the Designated Annuitant's 75th birthday, or if the Designated Annuitant dies after the first day of the calendar month after his or her 75th birthday.


    If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be determined according to the Annuity Payment Option elected.


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REQUIRED DISTRIBUTION PROVISIONS FOR NON-QUALIFIED CONTRACTS

    Upon the death of any Contract Owner (including an Annuitant who becomes the Owner of the Contract on the Annuitization Date) (each of the foregoing "a deceased Owner"), certain distributions for Non-Qualified Contracts issued on or after January 19, 1985, are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions shall be made in accordance with such requirements:

    1. If any deceased Contract Owner died on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution in effect as of the date of such deceased Owner's death.

    2. If any deceased Contract Owner died prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) shall be distributed within 5 years of the death of the deceased Contract Owner, provided however:

         (a) if any portion of such interest is payable to or for the benefit of a natural person who is a surviving Contract Owner, Contingent Owner, Designated Annuitant, Contingent Annuitant, Beneficiary, or Contingent Beneficiary as the case may be (each a "designated beneficiary"), such portion may, at the election of the designated Beneficiary, be distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of such designated Beneficiary, provided that payments begin within one year of the date of the deceased Contract Owner's death (or such longer period as may be permitted by federal income tax regulations), and


         (b) if the designated Beneficiary is the surviving spouse of the deceased Contract Owner, such spouse may elect to become the Contract Owner of this Contract, in lieu of a Death Benefit, and the distributions required under these distribution rules will be made upon the death of such spouse.

    In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these Distribution provisions: (1) the death of the Annuitant shall be treated as the death of any Contract Owner; (2) any change of the Designated Annuitant shall be treated as the death of any Contract Owner, and (3) in either case the appropriate Distribution required under these distribution rules shall be made upon such death or change, as the case may be. The Designated Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.

    These Distribution provisions shall not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule (including Tax Sheltered Annuities, Individual Retirement Annuities, Qualified Plans and SEP IRAs).

    Upon the death of a "deceased Owner", the designated Beneficiary must elect a method of Distribution which complies with these above Distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 90 days of the deceased Contract Owner's death. The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of a Contract Owner or the Designated Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

    The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations thereunder and will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

A. the life of the Annuitant or the lives of the Annuitant and the Annuitant's designated Beneficiary under the Selected Annuity Payment Option; or

B. a period not extending beyond the life expectancy of the Annuitant or the life expectancy of the Annuitant and the Annuitant's designated Beneficiary under the Annuity Payment Option.

    For Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.


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    If the Annuitant's entire interest in a Qualified Plan or Tax Sheltered
Annuity is to be distributed in equal or substantially equal payments over a period described in A or B above, such payments will commence no later than (1) the first day of April following the calendar year in which the Annuitant attains age 70 1/2; or (2) when the Annuitant retires, whichever is later (the "Required Beginning Date"). However, provision (2) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age 70 1/2. In the case of a governmental plan (as defined in Code Section 414(d)), or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

    If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year which includes the fifth anniversary of his or her death occurs, unless the Annuitant names his or her surviving spouse as the Beneficiary and such spouse elects to:

    (a) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

    (b) Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

    If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

    Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint and last survivor expectancy of the Annuitant and the Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAS

    Distributions from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 701/2. Distributions may be accepted in a lump sum or in substantially equal payments over: (a) the Owner's life or the lives of the Owner and his spouse or designated Beneficiary, or (b) a period not extending beyond the life expectancy of the Owner or the joint life expectancy of the Owner and the Owner's designated Beneficiary.

    If the Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year which includes the fifth anniversary of his or her death occurs, unless:

(a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:
    (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

    (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Contract Owner would have attained age 70 1/2; or

(b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

    No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or Individual Annuity Account of the Contract Owner.

    If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse who is the Beneficiary under the Annuity Payment Option, may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.


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    If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

    A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Contract Owner of an Individual Retirement Annuity must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities.

    Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

    The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

    A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.
                              FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

         The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

         Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts;
(2) Individual Retirement Annuities including SEP IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

         Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

    Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

    A change of the Designated Annuitant or Contingent Annuitant may be treated by the Internal Revenue Service as a taxable transaction.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS OWNERS

    The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

         Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner


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and the Annuitant are not the same individual.  In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

    The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

    Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

    In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Contingent Owner or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

    The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS OWNERS

    The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals; it does not apply to Contracts where one or more non-individuals is an Owner.

    As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("Non-Natural Persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by Non-Natural Persons. Rather, the following rules will apply.




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    The income earned under a Non-Qualified Contract that is owned by a
Non-Natural Person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Owner.

    The foregoing Non-Natural Owner rule does not apply to all entity-owned contracts. First, for this purpose, a Contract that is owned by a Non-Natural Person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a Non-Natural Person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

    The Non-Natural Person rules also do not apply to a Contract that is (a) acquired by the estate of a decedent by reason of the death of the decedent; (b) issued in connection with certain qualified retirement plans and individual retirement plans; (c) used in connection with certain structured settlements;
(d) purchased by an employer upon the termination of certain qualified retirement plans; or (e) an immediate annuity.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND TAX SHELTERED ANNUITIES

    The Contract may be purchased as a Qualified Contract, an Individual Retirement Annuity, SEP IRA, or a Tax Sheltered Annuity. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.

    For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, Individual Retirement Annuities, SEP IRAs and other plans that receive favorable tax treatment, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

    Pursuant to Section 403(b)(1)(E) of the Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Owner.

    The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Annuities. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, Individual Retirement Annuity, or Individual Retirement Accounts. Distributions that may not be rolled over are those which are:

1. one of a series of substantially equal annual (or more frequent) payments made: (a) over the life (or life expectancy) of the Contract Owner, (b) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary, or (c) for a specified period of ten years or more, or

2.  a required minimum distribution.

Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Annuity did not qualify for the desired tax treatment. The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).

WITHHOLDING

    The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the Internal Revenue Service notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

    A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate, even if a all or a portion of the value is also subject to federal income taxes.


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    The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to (a) an individual who is two or more generations younger than the Owner; or (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Owner). If the Owner is not an individual, then for this purpose only, "Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his federal gross estate at his death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

    If the Company determines that a generation skipping transfer tax is required to be paid by reason of such direct skip, the Company is required to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the Internal Revenue Service.

    Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or receiving a Distribution, Death Benefit, or other payment.

CHARGE FOR TAX PROVISIONS

         The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.


DIVERSIFICATION

         The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the Contract was not diversified, had been received by the Contract Owner. If the failure to diversify is not corrected in this manner, the Contract Owner of an annuity Contract will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

    Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

TAX CHANGES

    In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some of them may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Contract.

    The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

                                      37 of 108

    Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                                 GENERAL INFORMATION

CONTRACT OWNER INQUIRIES

    Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 182437, Columbus, Ohio 43216, or calling 1-800-451-0070, TDD 1-800-238-3035.

STATEMENTS AND REPORTS

    The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed at the end of each calendar quarter detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported in quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ADVERTISING

    The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account.

    The Company may advertise for the Sub-Accounts standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

    Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as will average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

    For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

    A "yield" and "effective yield" may also be advertised for the Nationwide Separate Account Trust Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the

                                      38 of 108

Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

    The Company may also from time to time advertise the performance of the Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying Mutual Fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

    The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 21/2 Year CD Rates; and Dow Jones Industrial Average.

    Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
LIPPER ANALYTICAL SERVICES, INC., CDA/WIESENBERGER, MORNINGSTAR, DONOGHUE'S; magazines such as MONEY, FORBES, KIPLINGER'S PERSONAL FINANCE MAGAZINE, FINANCIAL WORLD, CONSUMER REPORTS, BUSINESS WEEK, TIME, NEWSWEEK, NATIONAL UNDERWRITER, U.S. NEWS AND WORLD REPORT; rating services such as LIMRA, VALUE, BEST'S AGENT GUIDE, WESTERN ANNUITY GUIDE, COMPARATIVE ANNUITY REPORTS; and other publications such as the WALL STREET JOURNAL, BARRON'S, COLUMBUS DISPATCH, INVESTOR'S DAILY, and Standard & Poor's OUTLOOK. In addition, Variable Annuity Research & Data Service (THE VARDS REPORT), is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying Mutual Funds over specified periods and against underlying Mutual Funds in specified categories. The rankings may or may not include the effects of sales or other charges.

    The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                                      39 of 108

                      UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT OPTIONS                    1 Year to       5 Years to    Life of Fund to    Date Fund
                                       12/31/96          12/31/96         12/31/96      Effective
----------------------------------------------------------------------------------------------------
American Century Variable              -0.58%             0.92%            3.01%         08-01-91
Portfolios, Inc.- American
Century VP Advantage
----------------------------------------------------------------------------------------------------
American Century Variable             -13.46%             1.48%            6.80%         11-20-87
Portfolios, Inc.- American
Century VP Capital Appreciation
----------------------------------------------------------------------------------------------------
Dreyfus Socially                       11.25%              N/A            13.50%         10-06-93
Responsible Growth Fund
----------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               12.54%            10.13%            9.20%         09-29-89
----------------------------------------------------------------------------------------------------
Dreyfus Variable                       -6.55%             4.51%            5.18%         08-31-90
Investment Fund-Quality
Bond Portfolio
----------------------------------------------------------------------------------------------------
Dreyfus Variable                        6.67%            32.88%           45.47%         08-31-90
Investment Fund-Small
Cap Portfolio
----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-               4.39%            13.82%            9.90%*        10-09-86
Income Portfolio
----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High                  4.14%            10.84%            7.08%*        09-19-85
Income Portfolio
----------------------------------------------------------------------------------------------------
Neuberger & Berman                     -2.91%             3.43%            6.30%         02-28-89
Advisers Management
Trust-Balanced Portfolio
----------------------------------------------------------------------------------------------------
NSAT-Government Bond                   -6.21%             2.47%            4.49%*        11-08-82
Fund
----------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                 -4.66%            -0.61%            1.65%*        11-10-81
----------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 11.85%             9.31%            8.75%*        11-08-82
----------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.            8.21%              N/A            14.45%         05-08-92
----------------------------------------------------------------------------------------------------
Templeton Variable                     14.02%              N/A            10.47%         05-01-92
Products Series Fund-
Templeton International
Fund Class 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


*Represents 10 years to 12-31-96

                                      40 of 108

                     UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                     NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
SUB-ACCOUNT OPTIONS                    1 Year to        5 Years to     Life of Fund to  Date Fund
                                       12/31/96          12/31/96         12/31/96      Effective
----------------------------------------------------------------------------------------------------
American Century Variable               7.52%             4.12%            6.18%         08-01-91
Portfolios, Inc.- American
Century VP Advantage
----------------------------------------------------------------------------------------------------
American Century Variable              -5.87%             4.51%            9.14%         11-20-87
Portfolios, Inc.- American
Century VP Capital Appreciation
----------------------------------------------------------------------------------------------------
Dreyfus Socially                       19.35%              N/A            17.55%         10-06-93
Responsible Growth Fund
----------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               20.64%            12.88%           11.92%         09-29-89
----------------------------------------------------------------------------------------------------
Dreyfus Variable                        1.48%             7.23%            7.93%         09-01-95
Investment Fund-Quality
Bond Portfolio
----------------------------------------------------------------------------------------------------
Dreyfus Variable                       14.77%            34.31%           46.81%         08-31-90
Investment Fund-Small
Cap Portfolio
----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-              12.49%            16.21%           12.04%*        10-09-86
Income Portfolio
----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High                 12.24%            13.24%            9.45%*        09-19-85
Income Portfolio
----------------------------------------------------------------------------------------------------
Neuberger & Berman                      5.19%             6.34%            8.54%         02-28-89
Advisers Management
Trust-Balanced Portfolio
----------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund               1.83%             5.37%            6.77%*        11-08-82
----------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                  3.44%             2.51%            4.12%*        11-10-81
----------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                 19.95%            12.05%           10.92%*        11-08-82
----------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.           16.31%              N/A            17.14%         09-01-95
----------------------------------------------------------------------------------------------------
Templeton Variable                     22.12%              N/A            13.50%         05-01-92
Products Series Fund-
Templeton International
Fund Class 1
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

*Represents 10 years to 12-31-96.

                                      41 of 108

                                  LEGAL PROCEEDINGS

     From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (WAYNE M. KING V. NATIONWIDE LIFE INSURANCE COMPANY AND DANNY
NIX) related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a " vanishing premium" basis (JOHN H. SNYDER V. NATIONWIDE MUTUAL INSURANCE COMPANY, NATIONWIDE MUTUAL INSURANCE CO. AND NATIONWIDE LIFE INSURANCE CO.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.

               TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                          PAGE
General Information and History. . . . . . . . . . . . . . . . . . . . . . .1
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
Purchase of Securities Being Offered . . . . . . . . . . . . . . . . . . . .2
Underwriters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2
Calculation of Performance . . . . . . . . . . . . . . . . . . . . . . . . .2
Underlying Mutual Fund Performance Summary . . . . . . . . . . . . . . . . .3
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . .6

                                      42 of 108

                                      APPENDIX A

     PURCHASE PAYMENTS UNDER THE GUARANTEED INTEREST PORTION OF THE CONTRACT AND TRANSFERS TO THE FIXED ACCOUNT PORTION BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY, WHICH SUPPORT INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTEREST THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS, AND WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATED TO THE FIXED ACCOUNT PORTION. DISCLOSURES REGARDING THE FIXED ACCOUNT PORTION OF THE CONTRACT AND THE GENERAL ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

                              FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

     The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Multi-Flex Variable Account and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

     The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

     The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR.

     The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

     Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the value of the Fixed Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the amount of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period (see "Interest Rate Guarantee Period"). Transfers under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                                      43 of 108

                         ANNUITY PAYMENT PERIOD FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

     A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

     The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES AND ASSUMED INTEREST RATE

     The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.

                                      44 of 108

                                      APPENDIX B

                        PARTICIPATING UNDERLYING MUTUAL FUNDS

BELOW ARE THE INVESTMENT OBJECTIVES OF EACH UNDERLYING MUTUAL FUND AVAILABLE THROUGH THE VARIABLE ACCOUNT. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY-SM-INVESTMENTS

     American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987 as Twentieth Century Investments Portfolios, Inc. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Century-SM- Investments, American Century Variable Portfolios is managed by Investors Research Corporation.

- AMERICAN CENTURY VP ADVANTAGE

     INVESTMENT OBJECTIVE: Current income and capital growth. The Fund will seek to achieve its objective by investing in three types of securities. The Fund's investment manager intends to invest approximately (i) 20% of the Fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e., cash or cash equivalents; (ii) 40% of the Fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (iii) 40% of the Fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

- AMERICAN CENTURY VP CAPITAL APPRECIATION

     INVESTMENT OBJECTIVE: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

     (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

DREYFUS STOCK INDEX FUND

     The Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     INVESTMENT OBJECTIVE: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. Dreyfus serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

                                      45 of 108

     INVESTMENT OBJECTIVE: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS VARIABLE INVESTMENT FUND

     Dreyfus Variable Investment Fund is an open-end, diversified management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. Dreyfus serves as the Fund's investment adviser.

- THE DREYFUS QUALITY BOND PORTFOLIO

     INVESTMENT OBJECTIVE: To provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio invests in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. At least 80% of the value of the Portfolio's net assets will consist of obligation of securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and corporations which, at the time of purchase by the Portfolio's, are rated at least A by Moody's or Standard & Poor's, or determined to be of comparable quality by The Dreyfus Corporation. The Quality Bond Portfolio also may invest in Municipal Obligations. In addition, at least 65% of the value of the Series assets (except when maintaining a temporary defensive position) will be invested in bond, debentures and other debt instruments.

- SMALL CAP PORTFOLIO

     INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation. The Portfolio invests principally in common stocks. This Portfolio will be particularly alert to companies which Dreyfus considers to be emerging smaller-sized companies believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     Fidelity Variable Insurance Products Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

- EQUITY-INCOME PORTFOLIO

     INVESTMENT OBJECTIVE: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index.

- HIGH INCOME PORTFOLIO

     INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

NATIONWIDE SEPARATE ACCOUNT TRUST

     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company organized under the laws of Massachusetts. Three separate NSAT Mutual Funds listed below, each

                                      46 of 108
with its own investment objectives are offered in the Contract. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity Contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.

- MONEY MARKET FUND

     INVESTMENT OBJECTIVE: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

- GOVERNMENT BOND FUND

     INVESTMENT OBJECTIVE: The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with the preservation of capital. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

- TOTAL RETURN FUND

     INVESTMENT OBJECTIVE: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger & Berman Advisers Management Trust ("N&B Trust") is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the N&B Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

- BALANCED PORTFOLIO

     INVESTMENT OBJECTIVE: To provide long-term capital growth and reasonable current income without undue risk to principal. The Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward as low as 50% or upward as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities.

STRONG SPECIAL FUND II, INC.

    The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

     INVESTMENT OBJECTIVE: To seek capital appreciation through investments in a diversified portfolio of equity securities.

TEMPLETON VARIABLE PRODUCTS SERIES FUND

     Templeton Variable Products Series Fund is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts on February 25, 1988. The Trust was organized primarily as an investment vehicle for use in connection with variable annuity contracts and variable life insurance policies offered by life insurance companies The investment manager is Templeton Investment Counsel, Inc.

                                      47 of 108

- INTERNATIONAL FUND

     INVESTMENT OBJECTIVE: To seek long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

                                      48 of 108

                         STATEMENT OF ADDITIONAL INFORMATION
                                   NOVEMBER 3, 1997

                INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                       BY THE NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

    This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated November 3, 1997. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182437, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-451-0070, TDD 1-800-238-3035.

                                  TABLE OF CONTENTS
                                                                          PAGE
General Information and History. . . . . . . . . . . . . . . . . . . . . . . 1
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Purchase of Securities Being Offered . . . . . . . . . . . . . . . . . . . . 2
Underwriters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Calculation of Performance . . . . . . . . . . . . . . . . . . . . . . . . . 2
Underlying Mutual Fund Performance History . . . . . . . . . . . . . . . . . 3
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

GENERAL INFORMATION AND HISTORY

    The Nationwide Multi-Flex Variable Account is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $67.5 billion as of December 31, 1996.

    The Company is the largest annuity provider in the United States for public sector deferred compensation programs, and has received the exclusive endorsement to provide annuity products in connection with the deferred compensation programs sponsored by the National Association of Counties (NACo) and the United States Conference of Mayors (USCM). In addition, the Company is the only annuity provider for the National Education Association (NEA) members endorsed by the NEA.

SERVICES

    The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

    The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Fund options. The Company, or affiliates of the Company, may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

    The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                      49 of 108

PURCHASE OF SECURITIES BEING OFFERED

    The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, reserves the right to restrict transfers to the Fixed Account to 25% for any 12 month period. Contract Owners may transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period (see "Interest Rate Guarantee Period" located in the prospectus). Transfers under this provision must be made within 45 days after the expiration date of the guarantee period.

    Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS

    The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1996, 1995, and 1994, no underwriting commissions were paid by the Company to NAS.

CALCULATION OF PERFORMANCE

    All performance advertising shall include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized total return advertised by other variable annuity separate accounts. Average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% mortality, expense risk and administration charge, or if applicable, an actuarial risk charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the Prospectus). No deduction is made for premium taxes which may be assessed by certain states.

    Nonstandardized average annual total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized average annual total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is a fixed per contract charge.

    The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized total return will be based on the rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

                                      50 of 108

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

    Below are the quotations of standardized average annual total return and non-standardized average annual total return, calculated as described above, for each of the Sub-Accounts available within the Variable Account.

                      UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SUB-ACCOUNT OPTIONS                      1 Year to      5 Years to       Life of Fund to   Date Fund
                                         12/31/96        12/31/96           12/31/96       Effective
-------------------------------------------------------------------------------------------------------
American Century Variable                   -0.58%           0.92%              3.01%      08-01-91
Portfolios, Inc.- American
Century VP Advantage
-------------------------------------------------------------------------------------------------------
American Century Variable                  -13.46%           1.48%              6.80%      11-20-87
Portfolios, Inc.- American
Century VP Capital
Appreciation
-------------------------------------------------------------------------------------------------------
Dreyfus Socially                            11.25%            N/A              13.50%      10-06-93
Responsible Growth Fund
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                    12.54%          10.13%              9.20%      09-29-89
-------------------------------------------------------------------------------------------------------
Dreyfus Variable                            -6.55%           4.51%              5.18%      08-31-90
Investment Fund-Quality
Bond Portfolio
-------------------------------------------------------------------------------------------------------
Dreyfus Variable                             6.67%          32.88%             45.47%      08-31-90
Investment Fund-Small
Cap Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-                    4.39%          13.82%              9.90%*     10-09-86
Income Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High                       4.14%          10.84%              7.08%*     09-19-85
Income Portfolio
-------------------------------------------------------------------------------------------------------
Neuberger & Berman                          -2.91%           3.43%              6.30%      02-28-89
Advisers Management
Trust-Balanced Portfolio
-------------------------------------------------------------------------------------------------------
NSAT-Government Bond                        -6.21%           2.47%              4.49%*     11-08-82
Fund
-------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                      -4.66%          -0.61%              1.65%*     11-10-81
-------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                      11.85%           9.31%              8.75%*     11-08-82
-------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                 8.21%            N/A              14.45%      05-08-92
-------------------------------------------------------------------------------------------------------
Templeton Variable                          14.02%            N/A              10.47%      05-01-92
Products Series Fund-
Templeton International
Fund Class 1
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

*Represents 10 years to 12-31-96.

                                      51 of 108

                      UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                     NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
SUB-ACCOUNT OPTIONS                      1 Year to      5 Years to      Life of Fund to    Date Fund
                                         12/31/96        12/31/96           12/31/96       Effective
-------------------------------------------------------------------------------------------------------
American Century Variable                    7.52%           4.12%              6.18%      08-01-91
Portfolios, Inc.- American
Century VP Advantage
-------------------------------------------------------------------------------------------------------
American Century Variable                   -5.87%           4.51%              9.14%      11-20-87
Portfolios, Inc.- American
Century VP Capital
Appreciation
-------------------------------------------------------------------------------------------------------
Dreyfus Socially                            19.35%            N/A              17.55%      10-06-93
Responsible Growth Fund
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                    20.64%          12.88%             11.92%      09-29-89
-------------------------------------------------------------------------------------------------------
Dreyfus Variable                             1.48%           7.23%              7.93%      09-01-95
Investment Fund-Quality
Bond Portfolio
-------------------------------------------------------------------------------------------------------
Dreyfus Variable                            14.77%          34.31%             46.81%      08-31-90
Investment Fund-Small
Cap Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-                   12.49%          16.21%             12.04%*     10-09-86
Income Portfolio
-------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High                      12.24%          13.24%              9.45%*     09-19-85
Income Portfolio
-------------------------------------------------------------------------------------------------------
Neuberger & Berman                           5.19%           6.34%              8.54%      02-28-89
Advisers Management
Trust-Balanced Portfolio
-------------------------------------------------------------------------------------------------------
NSAT-Government Bond                         1.83%           5.37%              6.77%*     11-08-82
Fund
-------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                       3.44%           2.51%              4.12%*     11-10-81
-------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                      19.95%          12.05%             10.92%*     11-08-82
-------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                16.31%            N/A              17.14%      09-01-95
-------------------------------------------------------------------------------------------------------
Templeton Variable                          22.12%            N/A              13.50%      05-01-92
Products Series Fund-
Templeton International
Fund Class 1
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

*Represents 10 years to 12-31-96.

    Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Fund. For the period ended December 31, 1996, the NSAT Money Market Fund's unit value yield and effective unit value yield were 3.64% and 3.70% respectively.

                                      52 of 108

The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base or another method of calculation is used.

ANNUITY PAYMENTS

    See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                      53 of 108

================================================================================

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Multi-Flex Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Multi-Flex Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997



================================================================================
                                       21


                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 1996


ASSETS:

   Investments at market value:
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         341,534 shares (cost $6,389,466) .........................   $  6,861,416

      Dreyfus Stock Index Fund (DryStkIx)
         1,084,344 shares (cost $17,891,133) ......................     21,990,497

      Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
         200,080 shares (cost $2,286,692) .........................      2,300,920

      Dreyfus VIF - Small Cap Portfolio (DrySmCap)
         621,611 shares (cost $29,305,097) ........................     32,373,482

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         3,730,625 shares (cost $63,131,778) ......................     78,455,038

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         693,430 shares (cost $8,123,518) .........................      8,681,750

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         2,967,603 shares (cost $35,468,907) ......................     48,312,570

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         11,788,842 shares (cost $132,141,892) ....................    130,148,820

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         46,229,642 shares (cost $46,229,642) .....................     46,229,642

      Nationwide SAT - Total Return Fund (NSATTotRe)
         33,938,583 shares (cost $330,436,923) ....................    450,364,994

      Neuberger &Berman - Balanced Portfolio (NBAMTBal)
         2,413,487 shares (cost $36,425,096) ......................     38,422,710

      Strong Special Fund II, Inc. (StSpec2)
         281,216 shares (cost $5,001,628) .........................      5,410,598

      TCI Portfolios - TCI Advantage (TCIAdv)
         1,648,442 shares (cost $9,131,066) .......................     10,368,698

      TCI Portfolios - TCI Growth (TCIGro)
         4,380,090 shares (cost $40,968,483) ......................     44,852,127

      Templeton VPS - Templeton International Fund (TemIntFd)
         837,949 shares (cost $12,758,410) ........................     15,418,263
                                                                      ------------
            Total investments .....................................    940,191,525

   Accounts receivable ............................................         42,036
                                                                      ------------
            Total assets ..........................................    940,233,561

ACCOUNTS PAYABLE ..................................................         51,079
                                                                      ------------
CONTRACT OWNERS' EQUITY ...........................................   $940,182,482
                                                                      ============

Contract owners' equity represented by:

                                                                         UNITS         UNIT VALUE
                                                                         -----        -----------
   Contracts in accumulation phase:
      The Dreyfus Socially Responsible Growth Fund, Inc.:
      Tax qualified .............................................        399,889      $  15.953248  $  6,379,528
      Non-tax qualified .........................................         30,211         15.953248       481,964

   Dreyfus Stock Index Fund:
      Tax qualified .............................................        995,299         16.698256    16,619,757
      Non-tax qualified .........................................        321,661         16.698256     5,371,178

   Dreyfus VIF - Quality Bond Portfolio:
      Tax qualified .............................................        202,913         10.679640     2,167,038
      Non-tax qualified .........................................         13,559         10.679640       144,805

   Dreyfus VIF - Small Cap Portfolio:
      Tax qualified .............................................      1,991,389         15.245571    30,359,862
      Non-tax qualified .........................................        132,109         15.245571     2,014,077

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified .............................................      3,685,628         16.255386    59,911,306
      Non-tax qualified .........................................      1,140,873         16.255386    18,545,331

   Fidelity VIP - High Income Portfolio:
      Tax qualified .............................................        621,493         13.256841     8,239,034
      Non-tax qualified .........................................         33,405         13.256841       442,845

   Nationwide SAT - Capital Appreciation Fund:
      Tax qualified .............................................      1,905,248         17.979967    34,256,296
      Non-tax qualified .........................................        779,474         17.979967    14,014,917

   Nationwide SAT - Government Bond Fund:
      Tax qualified .............................................      2,948,795         30.092479    88,736,552
      Non-tax qualified .........................................      1,371,551         30.103580    41,288,595

   Nationwide SAT - Money Market Fund:
      Tax qualified .............................................      1,617,637         20.329483    32,885,724
      Non-tax qualified .........................................        600,726         22.088348    13,269,045

   Nationwide SAT - Total Return Fund:
      Tax qualified .............................................      5,119,908         62.170693   318,308,228
      Non-tax qualified .........................................      2,180,633         60.382482   131,672,033

   Neuberger & Berman - Balanced Portfolio:
      Tax qualified .............................................      1,766,421         15.563120    27,491,022
      Non-tax qualified .........................................        702,451         15.563120    10,932,329

   Strong Special Fund II, Inc.:
      Tax qualified .............................................        408,289         12.193238     4,978,365
      Non-tax qualified .........................................         35,456         12.193238       432,323

   TCI Portfolios - TCI Advantage:
      Tax qualified .............................................        511,115         14.055040     7,183,742
      Non-tax qualified .........................................        199,799         14.055040     2,808,183
      Initial Funding by Depositor (note 1a) ....................         25,000         15.079515       376,988

   TCI Portfolios - TCI Growth:
      Tax qualified .............................................      1,991,010         15.531281    30,922,936
      Non-tax qualified .........................................        896,863         15.531281    13,929,431

   Templeton VPS - Templeton International Fund:
      Tax qualified .............................................      1,044,821         13.869569    14,491,217
      Non-tax qualified .........................................         66,863         13.869569       927,361
                                                                    ============      ============
Reserves for annuity contracts in payout phase:
      Tax qualified .............................................                                        338,428
      Non-tax qualified .........................................                                        262,042
                                                                                                    ------------
                                                                                                    $940,182,482
                                                                                                    ============

See accompanying notes to financial statements.
================================================================================
                                       23


                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1996, 1995 and 1994


                                                                              1996               1995               1994
                                                                         -------------      -------------      -------------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ...........................    $  54,005,529         46,393,801         29,703,314
   Mortality, expense and administration charges (note 2) ...........      (11,142,442)        (9,125,823)        (8,122,349)
                                                                         -------------      -------------      -------------
      Net investment activity .......................................       42,863,087         37,267,978         21,580,965
                                                                         -------------      -------------      -------------

   Proceeds from mutual fund shares sold ............................       74,149,404         88,238,390         76,838,985
   Cost of mutual fund shares sold ..................................      (63,374,669)       (75,818,878)       (73,196,125)
                                                                         -------------      -------------      -------------
      Realized gain (loss) on investments ...........................       10,774,735         12,419,512          3,642,860
   Change in unrealized gain (loss) on investments ..................       53,497,947         96,906,383        (34,476,283)
                                                                         -------------      -------------      -------------
      Net gain (loss) on investments ................................       64,272,682        109,325,895        (30,833,423)
                                                                         -------------      -------------      -------------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........................      107,135,769        146,593,873         (9,252,458)
                                                                         -------------      -------------      -------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners ..................      133,336,058         83,073,876        116,273,060
   Redemptions ......................................................      (74,091,271)       (77,469,618)       (60,979,679)
   Annuity benefits .................................................          (88,867)           (70,923)           (64,720)
   Annual contract maintenance charge (note 2) ......................       (1,406,646)        (1,225,487)        (1,015,180)
   Contingent deferred sales charges (note 2) .......................         (829,238)          (817,609)          (948,537)
   Adjustments to maintain reserves .................................           38,880            (11,132)            (9,850)
                                                                         -------------      -------------      -------------
         Net equity transactions ....................................       56,958,916          3,479,107         53,255,094
                                                                         -------------      -------------      -------------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...............................      164,094,685        150,072,980         44,002,636
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........................      776,087,797        626,014,817        582,012,181
                                                                         -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............................    $ 940,182,482        776,087,797        626,014,817
                                                                         =============      =============      =============



See accompanying notes to financial statements.
================================================================================

================================================================================

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                        December 31, 1996, 1995 and 1994


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the TCI Portfolios, Inc. - TCI Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

   (b) The Contracts

      Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
            Dreyfus VIF - Small Cap Portfolio (DrySmCap)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - High Income Portfolio (FidVIPHI)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman);
            Neuberger & Berman - Balanced Portfolio (NBAMTBal)

         Strong Special Fund II, Inc. (StSpec2)

         Portfolios of the TCIPortfolios, Inc. (TCI Portfolios);
            TCIPortfolios - TCI Advantage (TCIAdv)
            TCIPortfolios - TCI Growth (TCIGro)

         Portfolio of the Templeton Variable Products Series Fund
         (Templeton VPS);
            Templeton VPS - Templeton International Fund (TemIntFd)

      At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

      Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3)  SHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            -  Beginning unit value - Jan. 1

            -  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -  Contract charges
               (This amount reflects the decrease in the unit value due to the mortality risk charge, expenses risk charge and administration charge discussed in note 2.)

            -  Ending unit value - Dec. 31

            -  Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.


                                       27
================================================================================


========================================================================================================================
                                                                                                              SCHEDULE I

                                              NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                                               TAX QUALIFIED and NON-TAX QUALIFIED
                                                SCHEDULES OF CHANGES IN UNIT VALUE
                                           Years Ended December 31, 1996, 1995 and 1994



                                            DrySRGro     DrySTkix       DryQualBd    DrySmCap      FidVIPEI    FidVIPHI
                                            --------     --------       ---------    --------      --------    --------
1996
   Beginning unit value - Jan. 1          $13.333625     13.807559     10.493309     13.249127    14.412060    11.779381
- -------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .688836       .595405       .595052       .478471      .664825     1.073991
- -------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   2.122234      2.493107      (.272588)     1.704904     1.377615      .567992
- -------------------------------------------------------------------------------------------------------------------------
   Contract charges                         (.191447)     (.197815)     (.136133)     (.186931)    (.199114)    (.164523)
- -------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            $15.953248     16.698256     10.679640     15.245571    16.255386    13.256841
- -------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           20%           21%           2%           15%          13%          13%
=========================================================================================================================
1995
   Beginning unit value - Jan. 1          $10.039093     10.227308     10.000000     10.374796    10.808255     9.895223
- -------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .367042       .366275       .300901       .305817      .845166      .716438
- -------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   3.080069      3.371719       .235955      2.722323     2.923160     1.310923
- -------------------------------------------------------------------------------------------------------------------------
   Contract charges                         (.152579)     (.157743)     (.043547)     (.153809)    (.164521)    (.143203)
- -------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            $13.333625     13.807559     10.493309     13.249127    14.412060    11.779381
- -------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           33%           35%        5%(b)           28%          33%          19%
=========================================================================================================================
1994
   Beginning unit value - Jan. 1          $10.000000     10.271065          **       10.000000    10.227513    10.000000
- -------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .258763       .287154                     .168745      .767502      .000000
- -------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   (.132737)     (.197934)                    .294439     (.048719)    (.018339)
- -------------------------------------------------------------------------------------------------------------------------
   Contract charges                         (.086933)     (.132977)                   (.088388)    (.138041)    (.086438)
- -------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            $10.039093     10.227308                   10.374796    10.808255     9.895223
- -------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                       (0)%(b)            0%                     (4)%(b)          6%       (1)%(b)
=========================================================================================================================

                                                          NSATGvtBd     NSATGvtBd
                                            NSATCapAP        Qual        Non-Qual
                                            ---------        ----        --------
1996
   Beginning unit value - Jan. 1           14.442619      29.463573     29.474435
- ----------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .749106       1.822953      1.823626
- ----------------------------------------------------------------------------------
   Unrealized gain (loss)                   2.998126       (.811577)     (.811863)
- ----------------------------------------------------------------------------------
   Contract charges                         (.209884)      (.382470)     (.382618)
- ----------------------------------------------------------------------------------
   Ending unit value - Dec. 31             17.979967      30.092479     30.103580
- ----------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           24%             2%            2%
==================================================================================
1995
   Beginning unit value - Jan. 1           11.311683      25.138302     25.147577
- ----------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .642190       1.778825      1.779480
- ----------------------------------------------------------------------------------
   Unrealized gain (loss)                   2.653706       2.904595      2.905666
- ----------------------------------------------------------------------------------
   Contract charges                         (.164960)      (.358149)     (.358288)
- ----------------------------------------------------------------------------------
   Ending unit value - Dec. 31             14.442619      29.463573     29.474435
- ----------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           28%            17%           17%
==================================================================================
1994
   Beginning unit value - Jan. 1           11.564256      26.318797     26.328516
- ----------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .182737       1.651042      1.651652
- ----------------------------------------------------------------------------------
   Unrealized gain (loss)                   (.286833)     (2.499476)    (2.500401)
- ----------------------------------------------------------------------------------
   Contract charges                         (.148477)      (.332061)     (.332190)
- ----------------------------------------------------------------------------------
   Ending unit value - Dec. 31             11.311683      25.138302     25.147577
- ----------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                          (2)%           (4)%          (4)%
===================================================================================


  *  An annualized rate of return cannot be determined as:
      (a)Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b)This investment option was not being utilized
         for the entire year indicated.
 **  This investment option was not being utilized or was not available.


                                                                                             SCHEDULE I, CONTINUED

                                              NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                                               TAX QUALIFIED and NON-TAX QUALIFIED
                                                SCHEDULES OF CHANGES IN UNIT VALUE
                                           Years Ended December 31, 1996, 1995 and 1994


                                    NSATMyMkt      NSATMyMkt     NSATTotRe      NSATTotRe
                                       Qual         Non-Qual        Qual         Non-Qual       NBAMTBal       StSpec2
                                       ----         --------        ----         --------       --------       -------
1996
   Beginning unit value - Jan. 1   $19.595876     21.291272      51.701438     50.214359      14.753402      10.456863
- ---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .996061      1.082246       3.444695      3.345616       2.260284        .491408
- ---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000       .000000       7.759641      7.536444      (1.253279)      1.391802
- ---------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.262454)     (.285170)      (.735081)     (.713937)      (.197287)      (.146835)
- ---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $20.329483     22.088348      62.170693     60.382482      15.563120      12.193238
- ---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    4%            4%            20%           20%             5%            17%
===========================================================================================================================
1995
   Beginning unit value - Jan. 1   $18.790546     20.416267      40.575816     39.408735      12.077573      10.000000
- ---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.056381      1.147773       4.020137      3.904506        .307323        .046668
- ---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000       .000000       7.711672      7.489864       2.548627        .453424
- ---------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.251051)     (.272768)      (.606187)     (.588746)      (.180121)      (.043229)
- ---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $19.595876     21.291272      51.701438     50.214359      14.753402      10.456863
- ---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    4%            4%            27%           27%            22%          5%(b)
===========================================================================================================================
1994
   Beginning unit value - Jan. 1   $18.325918     19.911440      40.671816     39.501981      12.661508         **
- ---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .706658       .767804       2.052197      1.993171        .493737
- ---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000       .000000      (1.612762)    (1.566374)      (.917170)
- ---------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.242030)     (.262977)      (.535435)     (.520043)      (.160502)
- ---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $18.790546     20.416267      40.575816     39.408735      12.077573
- ---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    3%            3%             0%            0%           (5)%
===========================================================================================================================


                                       TCIAdv         TCIGro       TemintFd        TCIAdv+
                                       ------         ------       --------        -------
1996
   Beginning unit value - Jan. 1    13.035463      16.447846      11.329203     13.802855
- ------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .938763       1.843419        .231661       .998314
- ------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .257308      (2.545876)      2.470934       .278346
- ------------------------------------------------------------------------------------------
   Contract charges                  (.176494)      (.214108)      (.162229)      .000000
- ------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      14.055040      15.531281      13.869569     15.079515
- ------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    8%           (6)%            22%            9%
==========================================================================================
1995
   Beginning unit value - Jan. 1    11.312248      12.711014       9.913613     11.822996
- ------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .409891        .014626        .112246       .431938
- ------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.472626       3.917671       1.440756      1.547921
- ------------------------------------------------------------------------------------------
   Contract charges                  (.159302)      (.195465)      (.137412)      .000000
- ------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      13.035463      16.447846      11.329203     13.802855
- ------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   15%            29%            14%           17%
==========================================================================================
1994
   Beginning unit value - Jan. 1    11.343435      13.030369      10.000000     11.701906
- ------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .297949        .001393        .000000       .309969
- ------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.181282)      (.154144)       .001766      (.188879)
- ------------------------------------------------------------------------------------------
   Contract charges                  (.147854)      (.166604)      (.088153)      .000000
- ------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      11.312248      12.711014       9.913613     11.822996
- ------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    0%           (2)%        (1)%(b)            1%
==========================================================================================

  *  An annualized rate of return cannot be determined as:
      (a)Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b)This investment option was not being utilized for the entire year indicated.
 **  This investment option was not being utilized or was not available.
  +  For Depositor, see note 1a.

See note 3.


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES.

                                                       KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



                                    63 of 109

             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Balance Sheets

                         December 31, 1996 and 1995
                              ($000's omitted)

                                         Assets                                                  1996                1995
                                         ------                                               -----------        -----------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)               $12,304,639         12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                    59,131             29,953
   Mortgage loans on real estate, net                                                           5,272,119          4,602,764
   Real estate, net                                                                               265,759            229,442
   Policy loans                                                                                   371,816            336,356
   Other long-term investments                                                                     28,668             61,989
   Short-term investments (note 13)                                                                 4,789             32,792
                                                                                              -----------        -----------
                                                                                               18,306,921         17,778,860
                                                                                              -----------        -----------

Cash                                                                                               43,784              9,455
Accrued investment income                                                                         210,182            212,963
Deferred policy acquisition costs                                                               1,366,509          1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                  485,707            506,677
Other assets (note 6)                                                                             426,441            388,214
Assets held in Separate Accounts (note 8)                                                      26,926,702         18,591,108
                                                                                              -----------        -----------
                                                                                              $47,766,246         38,507,633
                                                                                              -----------        -----------
                                                                                              -----------        -----------
                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims (notes 6 and 8)                                             $17,179,060         16,358,614
Policyholders' dividend accumulations                                                             361,401            348,027
Other policyholder funds                                                                           60,073             65,297
Accrued federal income tax (note 7):
   Current                                                                                         30,170             35,301
   Deferred                                                                                       162,212            246,627
                                                                                              -----------        -----------
                                                                                                  192,382            281,928
                                                                                              -----------        -----------

Dividend payable to shareholder (notes 1 and 2)                                                   485,707                -
Other liabilities                                                                                 423,047            234,147
Liabilities related to Separate Accounts (note 8)                                              26,926,702         18,591,108
                                                                                              -----------        -----------
                                                                                               45,628,372         35,879,121
                                                                                              -----------        -----------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                  3,815              3,815
   Additional paid-in capital                                                                     527,874            657,118
   Retained earnings                                                                            1,432,593          1,583,275
   Unrealized gains on securities available-for-sale, net                                         173,592            384,304
                                                                                              -----------        -----------
                                                                                                2,137,874          2,628,512
                                                                                              -----------        -----------
                                                                                              $47,766,246         38,507,633
                                                                                              -----------        -----------
                                                                                              -----------        -----------

See accompanying notes to consolidated financial statements.


                                    64 of 109

             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                    Consolidated Statements of Income

               Years ended December 31, 1996, 1995 and 1994
                           ($000's omitted)


                                                                                     1996            1995             1994
                                                                                 ----------       ----------       ---------
Revenues (note 16):
   Investment product and universal life insurance product policy charges        $  400,902          286,534         217,245
   Traditional life insurance premiums                                              198,642          199,106         176,658
   Net investment income (note 5)                                                 1,357,759        1,294,033       1,210,811
   Realized losses on investments (note 5)                                             (326)          (1,724)        (16,527)
   Other income                                                                      35,861           20,702          11,312
                                                                                 ----------       ----------       ---------
                                                                                  1,992,838        1,798,651       1,599,499
                                                                                 ----------       ----------       ---------

Benefits and expenses:
   Benefits and claims                                                            1,160,580        1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973           39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394           82,695          85,568
   Other operating expenses (note 13)                                               342,394          272,954         240,652
                                                                                 ----------       ----------       ---------
                                                                                  1,677,341        1,511,079       1,357,641
                                                                                 ----------       ----------       ---------
      Income from continuing operations before federal income tax expense           315,497          287,572         241,858
                                                                                 ----------       ----------       ---------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512           88,700          73,559
   Deferred                                                                          (5,623)          11,108           5,030
                                                                                 ----------       ----------       ---------
                                                                                    110,889           99,808          78,589
                                                                                 ----------       ----------       ---------
      Income from continuing operations                                             204,608          187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324           24,714          20,459
                                                                                 ----------       ----------       ---------

      Net income                                                                 $  215,932          212,478         183,728
                                                                                 ----------       ----------       ---------
                                                                                 ----------       ----------       ---------

See accompanying notes to consolidated financial statements.

                                    65 of 109

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Shareholder's Equity

                        Years ended December 31, 1996, 1995 and 1994
                                      ($000's omitted)


                                                                                                 Unrealized
                                                                                               gains (losses)
                                                                Additional                      on securities        Total
                                                    Capital       paid-in       Retained       available-for-    shareholder's
                                                    shares        capital       earnings          sale, net         equity
                                                    -------     ----------      ---------      --------------    -------------
1994:
   Balance, beginning of year                       $3,815        406,089       1,194,519            6,745         1,611,168
   Capital contribution                                -          200,000             -                -             200,000
   Net income                                          -              -           183,728              -             183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                         -              -               -            212,553           212,553
   Unrealized losses on securities available-
      for-sale, net                                    -              -               -           (338,971)         (338,971)
                                                    ------        -------       ---------         ---------        ----------
   Balance, end of year                             $3,815        606,089       1,378,247         (119,673)        1,868,478
                                                    ------        -------       ---------         ---------        ----------
                                                    ------        -------       ---------         ---------        ----------

1995:
   Balance, beginning of year                        3,815        606,089       1,378,247         (119,673)        1,868,478
   Capital contribution (note 13)                      -           51,029             -             (4,111)           46,918
   Dividends to shareholder                            -              -            (7,450)             -              (7,450)
   Net income                                          -              -           212,478              -             212,478
   Unrealized gains on securities available-
      for-sale, net                                    -              -               -            508,088           508,088
                                                    ------        -------       ---------         ---------        ----------
   Balance, end of year                             $3,815        657,118       1,583,275          384,304         2,628,512
                                                    ------        -------       ---------         ---------        ----------
                                                    ------        -------       ---------         ---------        ----------

1996:
   Balance, beginning of year                        3,815        657,118       1,583,275          384,304         2,628,512
   Capital contribution (note 13)                      -               25               5              -                  30
   Dividends to shareholder                            -         (129,269)       (366,619)         (39,819)         (535,707)
   Net income                                          -              -           215,932              -             215,932
   Unrealized losses on securities available-
      for-sale, net                                    -              -               -           (170,893)         (170,893)
                                                    ------        -------       ---------         ---------        ----------
   Balance, end of year                             $3,815        527,874       1,432,593          173,592         2,137,874
                                                    ------        -------       ---------         ---------        ----------
                                                    ------        -------       ---------         ---------        ----------

See accompanying notes to consolidated financial statements.


                                    66 of 109

                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                   Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)


                                                                                  1996           1995            1994
                                                                              ----------      ---------       ---------
Cash flows from operating activities:
   Net income                                                                 $  215,932        212,478         183,728
   Adjustments to reconcile net income to net cash provided by operating activities:
         Capitalization of deferred policy acquisition costs                    (422,572)      (321,327)       (242,431)
         Amortization of deferred policy acquisition costs                       133,394         82,695          85,568
         Amortization and depreciation                                             6,962         10,234           3,603
         Realized (gains) losses on invested assets, net                            (284)         3,250          16,094
         Deferred federal income tax expense (benefit)                             7,603        (30,673)          9,946
         Decrease (increase) in accrued investment income                          2,781        (16,999)        (12,808)
         (Increase) decrease in other assets                                     (38,876)        39,880        (102,676)
         Increase in policy liabilities                                          305,755        135,937         118,361
         Increase in policyholders' dividend accumulations                        13,374         12,639          15,298
         (Decrease) increase in accrued federal income tax payable                (5,131)        30,836          (5,714)
         Increase in other liabilities                                           188,900         26,851             506
         Other, net                                                              (61,679)         1,832         (29,595)
                                                                              ----------      ---------       ---------
            Net cash provided by operating activities                            346,159        187,633          39,880
                                                                              ----------      ---------       ---------

Cash flows from investing activities:
   Proceeds from maturity of securities available-for-sale                     1,162,766        634,553         544,843
   Proceeds from sale of securities available-for-sale                           299,558        107,345         228,308
   Proceeds from maturity of fixed maturity securities held-to-maturity              -          564,450         491,862
   Proceeds from repayments of mortgage loans on real estate                     309,050        207,832         190,574
   Proceeds from sale of real estate                                              18,519         48,331          46,713
   Proceeds from repayments of policy loans and sale of other invested assets     22,795         53,587         120,506
   Cost of securities available-for-sale acquired                             (1,573,640)    (1,942,413)     (1,816,370)
   Cost of fixed maturity securities held-to-maturity acquired                       -         (593,636)       (410,379)
   Cost of mortgage loans on real estate acquired                               (972,776)      (796,026)       (471,570)
   Cost of real estate acquired                                                   (7,862)       (10,928)         (6,385)
   Policy loans issued and other invested assets acquired                        (57,740)       (75,910)        (65,302)
   Short-term investments, net                                                    28,003         77,837         (89,376)
   Purchase of affiliate (note 13)                                                   -              -          (155,000)
                                                                              ----------      ---------       ---------
            Net cash used in investing activities                               (771,327)    (1,724,978)     (1,391,576)
                                                                              ----------      ---------       ---------

Cash flows from financing activities:
   Proceeds from capital contributions                                                30            -           200,000
   Dividends paid to shareholder                                                 (50,000)        (7,450)            -
   Increase in investment product and universal life insurance
      product account balances                                                 2,293,933      2,809,385       3,547,976
   Decrease in investment product and universal life insurance
      product account balances                                                (1,784,466)    (1,258,758)     (2,412,595)
                                                                              ----------      ---------       ---------
            Net cash provided by financing activities                            459,497      1,543,177       1,335,381
                                                                              ----------      ---------       ---------

Net increase (decrease) in cash                                                   34,329          5,832         (16,315)

Cash, beginning of year                                                            9,455          3,623          19,938
                                                                              ----------      ---------       ---------
Cash, end of year                                                             $   43,784          9,455           3,623
                                                                              ----------      ---------       ---------
                                                                              ----------      ---------       ---------

See accompanying notes to consolidated financial statements.


                                    67 of 109

           NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

               Notes to Consolidated Financial Statements

                    December 31, 1996, 1995 and 1994
                            ($000's omitted)

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

     Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

     Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

     In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

     In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

     The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

          LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.



                                    68 of 109

          NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

          INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)  DISCONTINUED OPERATIONS

     As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

     On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

     A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                   1996         1995        1994
                                                                ----------   ---------    ---------
Revenues                                                        $  668,870     422,149       84,226
Net income                                                          11,324      26,456       11,753
Assets, consisting primarily of investments                      3,029,293   2,967,326    2,537,692
Liabilities, consisting primarily of policy benefits and claims  2,543,586   2,460,649    2,179,263

     During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.


                                    69 of 109

     A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                     1996       1995        1994
                                                                  --------     -------     -------
Revenues                                                          $    -       354,788     362,476
Net income (loss)                                                      -        (1,742)      8,706
Assets, consisting primarily of investments                        259,185     239,426     234,082
Liabilities, consisting primarily of policy benefits and claims    259,185     239,426     234,082

(3)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

     (a)  CONSOLIDATION POLICY

     The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

     (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

     The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.


                                    70 of 109

     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

     Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

     (c)  REVENUES AND BENEFITS

     INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
     Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

     TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

     (d)  DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges.
     For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).


                                    71 of 109

     (e)  SEPARATE ACCOUNTS

     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

     (f)  FUTURE POLICY BENEFITS

     Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

     Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

     Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

     (g)  PARTICIPATING BUSINESS

     Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

     (h)  FEDERAL INCOME TAX

     The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.


                                    72 of 109

     (i)  REINSURANCE CEDED

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

     (j)  RECLASSIFICATION

     Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)  CHANGE IN ACCOUNTING PRINCIPLE

     Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

Excess of fair value over amortized cost of fixed maturity
   securities available-for-sale                                   $ 422,049
Adjustment to deferred policy acquisition costs                      (95,044)
Deferred federal income tax                                         (114,452)
                                                                   ---------
                                                                   $ 212,553
                                                                   ---------
                                                                   ---------

(5)  INVESTMENTS

     The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                           Gross          Gross
                                                            Amortized    unrealized     unrealized      Estimated
                                                              cost         gains          losses        fair value
                                                         ------------    ----------     ----------     -----------
1996:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                  $275,696        4,795          (1,340)        279,151
    Obligations of states and political subdivisions           6,242          450              (2)          6,690
    Debt securities issued by foreign governments            100,656        2,141            (857)        101,940
    Corporate securities                                   7,999,310      285,946         (33,686)      8,251,570
    Mortgage-backed securities                             3,588,974       91,438         (15,124)      3,665,288
                                                         ------------    ----------     ----------     -----------
        Total fixed maturity securities                   11,970,878      384,770         (51,009)     12,304,639
  Equity securities                                           43,890       15,571            (330)         59,131
                                                         ------------    ----------     ----------     -----------
                                                         $12,014,768      400,341         (51,339)     12,363,770
                                                         ------------    ----------     ----------     -----------
                                                         ------------    ----------     ----------     -----------


                                    73 of 109

    The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                 Gross           Gross
                                                              Amortized        unrealized      unrealized       Estimated
                                                                 cost            gains           losses         fair value
1995:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $310,186          12,764               (1)          322,949
    Obligations of states and political subdivisions             8,655           1,205               (1)            9,859
    Debt securities issued by foreign governments              101,414           4,387              (66)          105,735
    Corporate securities                                     7,888,440         473,681          (25,742)        8,336,379
    Mortgage-backed securities                               3,553,861         165,169           (8,388)        3,710,642
                                                           -----------        --------          -------        ----------
        Total fixed maturity securities                     11,862,556         657,206          (34,198)       12,485,564
  Equity securities                                             23,617           6,382              (46)           29,953
                                                           -----------        --------          -------        ----------
                                                           $11,886,173         663,588          (34,244)       12,515,517
                                                           -----------        --------          -------        ----------
                                                           -----------        --------          -------        ----------

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Amortized      Estimated
                                                    cost         fair value
Fixed maturity securities available-for-sale:    -----------     ----------
   Due in one year or less                       $   440,235        444,214
   Due after one year through five years           3,937,010      4,053,152
   Due after five years through ten years          2,809,813      2,871,806
   Due after ten years                             1,194,846      1,270,179
                                                 -----------     ----------
                                                   8,381,904      8,639,351
Mortgage-backed securities                         3,588,974      3,665,288
                                                 -----------     ----------
                                                 $11,970,878     12,304,639
                                                 -----------     ----------
                                                 -----------     ----------

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                   1996          1995
                                                                 --------      --------
Gross unrealized gains                                           $349,002       629,344
Adjustment to deferred policy acquisition costs                   (81,939)     (138,914)
Deferred federal income tax                                       (93,471)     (171,649)
                                                                 --------      --------
                                                                  173,592       318,781
Unrealized gains on securities available-for-sale, net, of
   subsidiaries classified as discontinued operations (note 2)          -        65,523
                                                                 --------      --------
                                                                 $173,592       384,304
                                                                 --------      --------
                                                                 --------      --------


                                    74 of 109

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                1996        1995           1994
                                              ---------    ---------    ----------
Securities available-for-sale:
   Fixed maturity securities                  $(289,247)     876,332      (675,373)
   Equity securities                              8,905          (26)       (1,927)
Fixed maturity securities held-to-maturity            -       75,626      (398,183)
                                              ---------    ---------    ----------
                                              $(280,342)     951,932    (1,075,483)
                                              ---------    ---------    ----------
                                              ---------    ---------    ----------

     Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively. During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

     During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

     As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

     Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

     Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995)
     and valuation allowances of $15,219 as of December 31, 1996
     ($25,819 as of December 31, 1995).

     The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995), which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

     Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                         1996         1995
                                                        -------      ------
Allowance, beginning of year                            $49,128      46,381
     Additions charged to operations                      4,497       7,433
     Direct write-downs charged against the allowance    (2,587)     (4,686)
                                                        -------      ------
Allowance, end of year                                  $51,038      49,128
                                                        -------      ------
                                                        -------      ------

                                    75 of 109

An analysis of investment income by investment type follows for the years ended December 31:

                                                         1996          1995           1994
                                                    ----------      ---------      ---------
Gross investment income:
    Securities available-for-sale:
      Fixed maturity securities                       $917,135        685,787        647,927
      Equity securities                                  1,291          1,330            509
    Fixed maturity securities held-to-maturity               -        201,808        185,938
    Mortgage loans on real estate                      432,815        395,478        372,734
    Real estate                                         44,332         38,344         40,170
    Short-term investments                               4,155         10,576          6,141
    Other                                                3,998          7,239          2,121
                                                    ----------      ---------      ---------
          Total investment income                    1,403,726      1,340,562      1,255,540
Less investment expenses                                45,967         46,529         44,729
                                                    ----------      ---------      ---------
          Net investment income                     $1,357,759      1,294,033      1,210,811
                                                    ----------      ---------      ---------
                                                    ----------      ---------      ---------

An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                             1996         1995        1994
                                           -------       ------     -------
Securities available-for-sale:
   Fixed maturity securities               $(3,462)       4,213      (7,296)
   Equity securities                         3,143        3,386       1,422
Mortgage loans on real estate               (4,115)      (7,091)    (20,446)
Real estate and other                        4,108       (2,232)      9,793
                                           -------       ------     -------
                                           $  (326)      (1,724)    (16,527)
                                           -------       ------     -------
                                           -------       ------     -------

     Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)  FUTURE POLICY BENEFITS AND CLAIMS

     The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

     The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

     INTEREST RATES:  Interest rates vary as follows:

     Year of issue                 Interest rates
     -------------       --------------------------------------------------
       1996              6.6%, not graded
       1984-1995         6.0% to 10.5%, not graded
       1966-1983         6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
       1965 and prior    generally lower than post 1965 issues


                                    76 of 109

     WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

     MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

     The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

     The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)  FEDERAL INCOME TAX

     The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                            1996           1995
                                                          --------       --------
Deferred tax assets:
   Future policy benefits                                 $175,571        149,192
   Liabilities in Separate Accounts                        188,426        129,120
   Mortgage loans on real estate and real estate            23,366         25,165
   Other policyholder funds                                  7,407          7,424
   Other assets and other liabilities                       53,757         41,847
                                                          --------       --------
     Total gross deferred tax assets                       448,527        352,748
     Less valuation allowances                              (7,000)        (7,000)
                                                          --------       --------
     Net deferred tax assets                               441,527        345,748
                                                          --------       --------
                                                          --------       --------

Deferred tax liabilities:
   Deferred policy acquisition costs                       399,345        299,579
   Fixed maturity securities                               133,210        227,345
   Deferred tax on realized investment gains                37,597         40,634
   Equity securities and other long-term investments         8,210          3,780
   Other                                                    25,377         21,037
                                                          --------       --------
     Total gross deferred tax liabilities                  603,739        592,375
                                                          --------       --------
                                                          $162,212        246,627
                                                          --------       --------
                                                          --------       --------

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.


                                    77 of 109

     Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                                      1996               1995               1994
                                                 --------------     --------------     ---------------
                                                  Amount    %        Amount    %         Amount   %
                                                 --------------     --------------     ---------------

Computed (expected) tax expense                  $110,424  35.0     $100,650  35.0     $84,650    35.0
Tax exempt interest and dividends
   received deduction                                (212) (0.1)         (18) (0.0)       (130)   (0.1)
Other, net                                            677   0.3         (824) (0.3)     (5,931)   (2.5)
                                                 --------------     --------------     ---------------
      Total (effective rate of each year)        $110,889  35.2     $ 99,808  34.7     $78,589    32.5
                                                 --------------     --------------     ---------------
                                                 --------------     --------------     ---------------


Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures:

          CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

          FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

          SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.


                                    78 of 109

          MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

          INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
          The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

          COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

     Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:


                                                                  1996                                   1995
                                                      --------------------------------     --------------------------------
                                                        Carrying          Estimated           Carrying          Estimated
                                                         amount          fair value            amount          fair value
                                                      -------------  -----------------     ---------------  ---------------
ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                        $12,304,639         12,304,639          12,485,564     12,485,564
      Equity securities                                     59,131             59,131              29,953         29,953
   Mortgage loans on real estate, net                    5,272,119          5,397,865           4,602,764      4,961,655
   Policy loans                                            371,816            371,816             336,356        336,356
   Short-term investments                                    4,789              4,789              32,792         32,792
Cash                                                        43,784             43,784               9,455          9,455
Assets held in Separate Accounts                        26,926,702         26,926,702          18,591,108     18,591,108

LIABILITIES
Investment contracts                                    13,914,441         13,484,526          13,229,360     12,876,798
Policy reserves on life insurance contracts              2,971,337          2,775,991           2,836,323      2,733,486
Policyholders' dividend accumulations                      361,401            361,401             348,027        348,027
Other policyholder funds                                    60,073             60,073              65,297         65,297
Liabilities related to Separate Accounts                26,926,702         26,164,213          18,591,108     18,052,362


(9)  ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.


                                    79 of 109

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

     SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

     The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

     The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:


                                                                                             Apartment
                                         Office         Warehouse           Retail            & other             Total
                                        --------       -----------         --------         ------------       ----------
1996:
  East North Central                    $139,518        119,069              549,064           215,038         1,022,689
  East South Central                      33,267         22,252              172,968            90,623           319,110
  Mountain                                17,972         43,027              113,292            73,390           247,681
  Middle Atlantic                        129,077         54,046              160,833            18,498           362,454
  New England                             33,348         43,581              161,960               -             238,889
  Pacific                                202,562        325,046              424,295           110,108         1,062,011
  South Atlantic                         103,889        134,492              482,934           385,185         1,106,500
  West North Central                     126,467          2,441               75,180            40,529           244,617
  West South Central                     104,877        120,314              197,090           304,256           726,537
                                        --------       -----------         ---------        ------------     ------------
                                        $890,977        864,268            2,337,616         1,237,627         5,330,488
                                        --------       -----------         ---------        ------------
                                        --------       -----------         ---------        ------------
     Less valuation allowances and unamortized discount                                                           58,369
                                                                                                             ------------
          Total mortgage loans on real estate, net                                                            $5,272,119
                                                                                                             ------------
                                                                                                             ------------

1995:
  East North Central                    $138,965        101,925              514,995           175,213           931,098
  East South Central                      21,329         13,053              180,858            82,383           297,623
  Mountain                                  -            17,219              138,220            45,274           200,713
  Middle Atlantic                        116,187         64,813              158,252            10,793           350,045
  New England                              9,559         39,525              148,449                 1           197,534
  Pacific                                183,206        233,186              374,915           105,419           896,726
  South Atlantic                         106,246         73,541              446,800           278,265           904,852
  West North Central                     133,899         14,205               78,065            36,651           262,820
  West South Central                      69,140         92,594              190,299           267,268           619,301
                                        --------       -----------         ---------        ------------     ------------
                                        $778,531        650,061            2,230,853         1,001,267         4,660,712
                                        --------       -----------         ---------        ------------
                                        --------       -----------         ---------        ------------
     Less valuation allowances and unamortized discount                                                           57,948
                                                                                                             ------------
          Total mortgage loans on real estate, net                                                            $4,602,764
                                                                                                             ------------
                                                                                                             ------------


                                    80 of 109

(10) PENSION PLAN

     The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

     Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

     Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
     $10,063, respectively.

     The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

     The net periodic pension cost for the Nationwide Insurance
     Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:


                                                                            1996                1995                1994
                                                                          --------            --------            --------

     Service cost (benefits earned during the period)                     $ 75,466              64,524             64,740
     Interest cost on projected benefit obligation                         105,511              95,283             73,951
     Actual return on plan assets                                         (210,583)           (249,294)           (21,495)
     Net amortization and deferral                                         101,795             143,353            (62,150)
                                                                          --------            --------            --------
                                                                          $ 72,189              53,866             55,046
                                                                          --------            --------            --------
                                                                          --------            --------            --------

  Basis for measurements, net periodic pension cost:

                                                                            1996                1995                1994
                                                                          --------            --------            --------

     Weighted average discount rate                                        6.00%                7.50%                5.75%
     Rate of increase in future compensation levels                        4.25%                6.25%                4.50%
     Expected long-term rate of return on plan assets                      6.75%                8.75%                7.00%


                                    81 of 109

     Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:


                                                                                 1996                    1995
                                                                             ------------             -----------
          Accumulated benefit obligation:
            Vested                                                            $1,338,554               1,236,730
            Nonvested                                                             11,149                  26,503
                                                                             ------------             -----------
                                                                              $1,349,703               1,263,233
                                                                             ------------             -----------
                                                                             ------------             -----------

          Net accrued pension expense:
            Projected benefit obligation for services rendered to date        $1,847,828               1,780,616
            Plan assets at fair value                                          1,947,933               1,738,004
                                                                             ------------             -----------
              Plan assets in excess of (less than) projected benefit
                obligation                                                       100,105                 (42,612)
            Unrecognized prior service cost                                       37,870                  42,845
            Unrecognized net gains                                              (201,952)                (63,130)
            Unrecognized net asset at transition                                  37,158                  41,305
                                                                             ------------             -----------
                                                                              $  (26,819)                (21,592)
                                                                             ------------             -----------
                                                                             ------------             -----------

     Basis for measurements, funded status of plan:

                                                                                 1996                    1995
                                                                             ------------             -----------

          Weighted average discount rate                                         6.50%                   6.00%
          Rate of increase in future compensation levels                         4.75%                   4.25%


     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.


                                    82 of 109

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:


                                                                                     1996            1995            1994
                                                                                   --------        --------        --------

Service cost (benefits attributed to employee service during the year)              $ 6,541          6,235          8,586
Interest cost on accumulated postretirement benefit obligation                       13,679         14,151         14,011
Actual return on plan assets                                                         (4,348)        (2,657)        (1,622)
Amortization of unrecognized transition obligation of affiliates                        173          2,966            568
Net amortization and deferral                                                         1,830         (1,619)         1,622
                                                                                   --------        --------        --------
                                                                                    $17,875         19,076         23,165
                                                                                   --------        --------        --------
                                                                                   --------        --------        --------

     Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:


                                                                                              1996                1995
                                                                                            --------            --------
     Accrued postretirement benefit expense:
       Retirees                                                                            $  92,954              88,680
       Fully eligible, active plan participants                                               23,749              28,793
       Other active plan participants                                                         83,986              90,375
                                                                                            --------            --------
         Accumulated postretirement benefit obligation (APBO)                                200,689             207,848
       Plan assets at fair value                                                              63,044              54,325
                                                                                            --------            --------
         Plan assets less than accumulated postretirement benefit obligation                (137,645)           (153,523)
       Unrecognized transition obligation of affiliates                                        1,654               1,827
       Unrecognized net gains                                                                (23,225)             (1,038)
                                                                                            --------            --------
                                                                                           $(159,216)           (152,734)
                                                                                            --------            --------
                                                                                            --------            --------


     Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:


                                                   1996            1996            1995            1995             1994
                                                   APBO            NPPBC           APBO            NPPBC           NPPBC
                                                 --------        ---------       --------        ---------       ---------

     Discount rate                                 7.25%           6.65%           6.75%           8.00%           7.00%
     Long-term rate of return on plan
       assets, net of tax                            -             4.80%             -             8.00%             N/A
     Assumed health care cost trend rate:
       Initial rate                               11.00%          11.00%          11.00%          10.00%          12.00%
       Ultimate rate                               6.00%           6.00%           6.00%           6.00%           6.00%
       Uniform declining period                  12 Years        12 Years        12 Years        12 Years       12 Years


     The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended
     December 31, 1996 by $83.

(12) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.


                                    83 of 109

     The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
     respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
     respectively.

     NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

     (13) TRANSACTIONS WITH AFFILIATES

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996, 1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.


                                    84 of 109

     Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

     Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

     On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

     On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

     Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation
     (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

     Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.


(14) BANK LINES OF CREDIT

     In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.


                                    85 of 109

(15) CONTINGENCIES

     The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16) SEGMENT INFORMATION

     The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

     During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

     The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.


                                                                         1996                 1995                1994
                                                                      ----------           ----------         -----------

     Revenues:
       Variable Annuities                                            $   284,638             189,071            132,687
       Fixed Annuities                                                 1,092,566           1,051,970            939,868
       Life Insurance                                                    435,657             409,135            383,150
       Corporate and Other                                               179,977             148,475            143,794
                                                                      ----------           ----------         -----------
                                                                     $ 1,992,838           1,798,651          1,599,499
                                                                      ----------           ----------         -----------
                                                                      ----------           ----------         -----------

     Income from continuing operations before
       federal income tax expense:
       Variable Annuities                                                 90,244              50,837             24,574
       Fixed Annuities                                                   135,405             137,000            138,950
       Life Insurance                                                     67,242              67,590             53,046
       Corporate and Other                                                22,606              32,145             25,288
                                                                      ----------           ----------         -----------
                                                                     $   315,497             287,572            241,858
                                                                      ----------           ----------         -----------
                                                                      ----------           ----------         -----------

     Assets:
       Variable Annuities                                             25,069,725          17,333,039         11,146,465
       Fixed Annuities                                                13,994,715          13,250,359         11,668,973
       Life Insurance                                                  3,353,286           3,027,420          2,752,283
       Corporate and Other                                             5,348,520           4,896,815          3,678,303
                                                                      ----------           ----------         -----------
                                                                     $ 47,766,246         38,507,633         29,246,024
                                                                      ----------           ----------         -----------
                                                                      ----------           ----------         -----------



                                    86 of 109

PART C.  OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a)  To be filed by Financial Statements:

         (1)  Financial statements and schedule included                  PAGE
              in Prospectus
              (Part A):

              Condensed Financial Information.                            N/A

         (2)  Financial statements included                               15
              in Part B:

              Those financial statements required by
              Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information
              (Part A).

         Nationwide Multi-Flex Separate Account:

              Independent Auditors' Report.                               54

              Statements of Assets, Liabilities                           55
              and Contract Owners' Equity as of
              December 31, 1996.

              Statements of Operations and Changes                        57
              in Contract Owners Equity for the years ended
              December 31, 1996, 1995, and 1994.

              Notes to Financial Statements.                              58

              Schedules of Changes In Unit Value.                         61

         Nationwide Life Insurance Company:

              Independent Auditors' Report.                               63

              Consolidated Balance Sheets as of December 31, 1996         64
              and 1995.

              Consolidated Statements of Income for the years             65
              ended December 31, 1996, 1995 and 1994

              Consolidated Statements of Shareholder's Equity for the     66
              years ended December 31, 1996, 1995 and
              1994.

              Consolidated Statements of Cash Flows for the years         67
              ended December 31, 1996, 1995 and 1994.

              Notes to Consolidated Financial Statements.                 68

              Schedule I - Consolidated Summary of Investments - Other    104
              Than Investments in Related Parties

              Schedule III - Supplementary Insurance Information          105

              Schedule IV - Reinsurance                                   106

              Schedule V - Valuation and Qualifying Accounts              107


                                      87 of 108

Item 24. (b)  Exhibits

                   (1)  Resolution of the Depositor's Board of
                        Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated by reference.

                   (2)  Not Applicable

                   (3)  Underwriting or Distribution contracts
                        between the Registrant and Principal
                        Underwriter - Filed previously with this Registration Statement File No. (2-75174) and hereby incorporated by reference.

                   (4) The form of the variable annuity contract - Filed previously with this Registration
                        Statement File No. (2-75174) and
                        hereby incorporated herein by reference.

                   (5)  Variable Annuity Application - Filed
                        previously with this Registration
                        Statement File No. (2-75174) and hereby
                        incorporated herein by reference.

                   (6)  Articles of Incorporation of Depositor -
                        Filed previously with this Registration
                        Statement File No. (2-75174) and hereby
                        incorporated herein by reference.

                   (7)  Not Applicable

                   (8)  Not Applicable

                   (9) Opinion of Counsel - Filed previously with this Registration Statement File
                        No. (2-75174) and hereby incorporated
                        herein by reference.

                   (10) Not Applicable

                   (11) Not Applicable

                   (12) Not Applicable

                   (13) Performance Advertising Calculation
                        Schedule - Filed previously with this
                        Registration Statement File
                        No. (2-75174) and hereby incorporated
                        herein by reference.



                                      88 of 108

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    NAME AND PRINCIPAL                            POSITIONS AND OFFICES
    BUSINESS ADDRESS                                WITH DEPOSITOR

    Lewis J. Alphin                                    Director
    519 Bethel Church Road
    Mount Olive, NC  28365

    Keith W. Eckel                                     Director
    1647 Falls Road
    Clarks Summit, PA 18411

    Willard J. Engel                                   Director
    1100 East Main Street
    Marshall, MN 56258

    Fred C. Finney                                     Director
    1558 West Moreland Road
    Wooster, OH 44691

    Charles L. Fuellgraf, Jr.                          Director
    600 South Washington Street
    Butler, PA  16001

    Joseph J. Gasper                      President and Chief Operating Officer
    One Nationwide Plaza                             and Director
    Columbus, OH  43215

    Henry S. Holloway                               Chairman of the
    1247 Stafford Road                            Board and Director
    Darlington, MD  21034

    Dimon Richard McFerson                Chairman and Chief Executive Officer-
    One Nationwide Plaza                     Nationwide Insurance Enterprise
    Columbus, OH  43215                               and Director

    David O. Miller                                    Director
    115 Sprague Drive
    Hebron, OH 43025

    C. Ray Noecker                                     Director
    2770 Winchester Southern S.
    Ashville, OH 43103

    James F. Patterson                                 Director
    8765 Mulberry Road
    Chesterland, OH  44026



                                      89 of 108

    NAME AND PRINCIPAL                            POSITIONS AND OFFICES
    BUSINESS ADDRESS                                WITH DEPOSITOR

    Arden L. Shisler                                   Director
    1356 North Wenger Road
    Dalton, OH  44618

    Robert L. Stewart                                  Director
    88740 Fairview Road
    Jewett, OH  43986

    Nancy C. Thomas                                    Director
    10835 Georgetown Street NE
    Louisville, OH  44641

    Harold W. Weihl                                    Director
    14282 King Road
    Bowling Green, OH  43402

    Gordon E. McCutchan                        Executive Vice President,
    One Nationwide Plaza                      Law and Corporate Services
    Columbus, OH  43215                              and Secretary

    Robert A. Oakley                            Executive Vice President-
    One Nationwide Plaza                         Chief Financial Officer
    Columbus, OH  43215


    Robert J. Woodward Jr.                     Executive Vice President
    One Nationwide Plaza                       Chief Investment Officer
    Columbus, OH 43215

    James E. Brock                               Senior Vice President -
    One Nationwide Plaza                         Life Company Operations
    Columbus, OH  43215

    W. Sidney Druen                        Senior Vice President and General
    One Nationwide Plaza                     Counsel and Assistant Secretary
    Columbus, OH  43215

    Harvey S. Galloway, Jr.               Senior Vice President-Chief Actuary-
    One Nationwide Plaza                      Life, Health and Annuities
    Columbus, OH  43215

    Richard A. Karas                         Senior Vice President - Sales -
    One Nationwide Plaza                          Financial Services
    Columbus, OH  43215

    Michael D. Bleiweiss                             Vice President-
    One Nationwide Plaza                      Individual Annuity Operations
    Columbus, OH  43215



                                      90 of 108

    NAME AND PRINCIPAL                            POSITIONS AND OFFICES
    BUSINESS ADDRESS                                WITH DEPOSITOR

    Matthew S. Easley                               Vice President -
    One Nationwide Plaza                          Life Marketing and
    Columbus, OH  43215                         Administration Services

    Ronald L. Eppley                                 Vice President-
    One Nationwide Plaza                               Pensions
    Columbus, OH  43215

    Timothy E. Murphy                               Vice President-
    One Nationwide Plaza                           Strategic Marketing
    Columbus, Ohio  43215

    R. Dennis Noice                                 Vice President-
    One Nationwide Plaza                            Retail Operations
    Columbus, OH  43215

    Joseph P. Rath
    One Nationwide Plaza                     Vice President - Product and
    Columbus, OH  43215                            Market Compliance


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

    *    Subsidiaries for which separate financial statements are filed

    ** Subsidiaries included in the respective consolidated financial statements

    *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

    **** other subsidiaries


                                      91 of 108



                                                               NO. VOTING
                                                               SECURITIES
                                               STATE         (SEE ATTACHED
                                                 OF          CHART) UNLESS
       COMPANY                              ORGANIZATION       OTHERWISE          PRINCIPAL BUSINESS
                                                               INDICATED
    Affiliate Agency, Inc.                   Delaware                          Life Insurance Agency

    Affiliate Agency of Ohio, Inc.             Ohio                            Life Insurance Agency

    Allnations, Inc.                           Ohio                            Promotes cooperative insurance
                                                                               corporations worldwide

    American Marine Underwriters, Inc.        Florida                          Underwriting Manager

    Auto Direkt Insurance Company             Germany                          Insurance Company

    The Beak and Wire Corporation              Ohio                            Radio Tower Joint Venture

    California Cash Management Company      California                         Investment Securities Agent

    Colonial County Mutual Insurance           Texas                           Insurance Company
    Company

    Colonial Insurance Company of           California                         Insurance Company
    California

    Columbus Insurance Brokerage and          Germany                          Insurance Broker
    Service GMBH

    Companies Agency, Inc.                   Wisconsin                         Insurance Broker

    Companies Agency Insurance              California                         Insurance  Broker
    Services of California

    Companies Agency of Alabama, Inc.         Alabama                          Insurance Broker

    Companies Agency of Idaho, Inc.           Idaho                            Insurance Broker

    Companies Agency of Illinois, Inc.       Illinois                          Acts as Collection Agent for
                                                                               policies placed through Brokers

    Companies Agency of Kentucky, Inc.       Kentucky                          Insurance Broker

    Companies Agency of                    Massachusetts                       Insurance Broker
    Massachusetts, Inc.

    Companies Agency of New York, Inc.       New York                          Insurance Broker

    Companies Agency of                    Pennsylvania                        Insurance Broker
    Pennsylvania, Inc.

    Companies Agency of Phoenix, Inc.         Arizona                          Insurance Broker

    Companies Agency of Texas, Inc.            Texas                           Insurance Broker

    Companies Annuity Agency of Texas, Inc.    Texas                           Insurance Broker

    Countrywide Services Corporation          Delaware                         Products Liability, Investigative and
                                                                               Claims Management Services

    Employers Insurance of Wausau             Wisconsin                        Insurance Company
    A Mutual Company


                                   92 of 108

                                                               NO. VOTING
                                                               SECURITIES
                                               STATE         (SEE ATTACHED
                                                 OF          CHART) UNLESS
       COMPANY                              ORGANIZATION       OTHERWISE          PRINCIPAL BUSINESS
                                                               INDICATED
**  Employers Life Insurance                 Wisconsin                         Life Insurance Company
    Company of Wausau

    F & B, Inc.                                Iowa                            Insurance Agency

    Farmland Mutual Insurance Company          Iowa                            Insurance Company

    Financial Horizons Distributors           Alabama                          Life Insurance Agency
    Agency of Alabama, Inc.

    Financial Horizons Distributors            Ohio                            Life Insurance Agency
    Agency of Ohio, Inc.

    Financial Horizons Distributors          Oklahoma                          Life Insurance Agency
    Agency of Oklahoma, Inc.

    Financial Horizons Distributors            Texas                           Life Insurance Agency
    Agency of Texas, Inc.

*   Financial Horizons Investment Trust     Massachusetts                      Investment Company

    Financial Horizons Securities             Oklahoma                         Broker Dealer
    Corporation

    Gates, McDonald & Company                  Ohio                            Cost Control Business

    Gates, McDonald & Company of Nevada        Nevada                          Self-Insurance Administration Claims
                                                                               Examinations and Data Processing
                                                                               Services

    Gates, McDonald & Company of              New York                         Workers Compensation Claims Administration
    New York, Inc.

    Gates, McDonald Health Plus, Inc.          Ohio                            Managed Care Organization

    Greater La Crosse Health                 Wisconsin                         Writes Commercial Health and Medicare
    Plans, Inc.                                                                Supplement Insurance

    Insurance Intermediaries, Inc.             Ohio                            Insurance Broker and Insurance Agency

    Key Health Plan, Inc.                   California                         Pre-paid health plans

    Landmark Financial Services of           New York                          Life Insurance Agency
    New York, Inc.

    Leben Direkt Insurance Company           Germany                           Life Insurance Company

    Lone Star General Agency, Inc.            Texas                            Insurance Agency

**  MRM Investments, Inc.                      Ohio                            Owns and operates a Recreational
                                                                               Ski Facility

**  National Casualty Company                Michigan                          Insurance Company

    National Casualty Company of           Great Britain                       Insurance Company
    America, Ltd.

**  National Premium and Benefit             Delaware                          Insurance Administrative Services
    Administration Company

**  Nationwide Advisory Services, Inc.         Ohio                            Registered Broker-Dealer, Investment
                                                                               Manager and Administrator


                                   93 of 108


                                                               NO. VOTING
                                                               SECURITIES
                                               STATE         (SEE ATTACHED
                                                 OF          CHART) UNLESS
       COMPANY                              ORGANIZATION       OTHERWISE          PRINCIPAL BUSINESS
                                                               INDICATED

    Nationwide Agency, Inc.                    Ohio                            Insurance Agency

    Nationwide Agribusiness Insurance          Iowa                            Insurance Company
    Company

    Nationwide Asset Allocation Trust      Massachusetts                       Investment Company

    Nationwide Cash Management Company         Ohio                            Investment Securities Agent

    Nationwide Communications, Inc.            Ohio                            Radio Broadcasting Business

    Nationwide Community Urban                 Ohio                            Redevelopment of blighted areas
    Redevelopment Corporation                                                  within the City of Columbus, Ohio

    Nationwide Corporation                     Ohio                            Organized for the purpose of acquiring,
                                                                               holding, encumbering, transferring, or
                                                                               otherwise disposing of shares, bonds,
                                                                               and other evidences of indebtedness,
                                                                               securities, and contracts of other persons,
                                                                               associations, corporations, domestic or
                                                                               foreign and to form or acquire the control
                                                                               of other corporations

    Nationwide Development Company             Ohio                            Owns, leases and manages commercial real estate

    Nationwide Financial Institution          Delaware                         Insurance Agency
    Distributors Agency, Inc.

    Nationwide Financial Services, Inc.       Delaware                         Organized for the purpose of acquiring,
                                                                               holding, encumbering, transferring, or
                                                                               otherwise disposing of shares, bonds, and
                                                                               other evidences of indebtedness, securities,
                                                                               and contracts of other persons, associations,
                                                                               corporations, domestic or foreign and to
                                                                               form or acquire the control of other corporations

    Nationwide General Insurance Company       Ohio                            Insurance Company

    Nationwide HMO, Inc.                       Ohio                            Health Maintenance Organization

*   Nationwide Indemnity Company               Ohio                            Reinsurance Company

    Nationwide Insurance Enterprise            Ohio                            Membership Non-Profit Corporation
    Foundation

    Nationwide Insurance Golf                  Ohio                            Membership Non-Profit Corporation
    Charities, Inc.

    Nationwide Investing Foundation           Michigan                         Investment Company

*   Nationwide Investing                   Massachusetts                       Investment Company
    Foundation II

    Nationwide Investment Services           Oklahoma                          Registered Broker-Dealer in Deferred
    Corporation
                                                                               Compensation Market

    Nationwide Investors Services, Inc.        Ohio                            Stock Transfer Agent

**  Nationwide Life and Annuity                Ohio                            Life Insurance Company
    Insurance Company


                                   94 of 108


                                                               NO. VOTING
                                                               SECURITIES
                                               STATE         (SEE ATTACHED
                                                 OF          CHART) UNLESS
       COMPANY                              ORGANIZATION       OTHERWISE          PRINCIPAL BUSINESS
                                                               INDICATED
**  Nationwide Life Insurance Company          Ohio                            Life Insurance Company

    Nationwide Lloyds                         Texas                            Texas Lloyds Company

    Nationwide  Management Systems, Inc.       Ohio                            Develops and operates Managed Care
                                                                               Delivery System

    Nationwide Mutual Fire Insurance           Ohio                            Insurance Company
    Company

    Nationwide Mutual Insurance Company        Ohio                            Insurance Company

    Nationwide Properties, Ltd.                Ohio                            Develops, owns and operates real
                                                                               estate and real estate investments

    Nationwide Property and Casualty           Ohio                            Insurance Company
    Insurance Company

    Nationwide Realty Investors, Ltd.          Ohio                            Develops, owns and operates real
                                                                               estate and real estate investments

*   Nationwide Separate Account Trust      Massachusetts                       Investment Company

    NEA Valuebuilder Investor                Delaware                          Life Insurance Agency
    Services, Inc.

    NEA Valuebuilder Investor                 Alabama                          Life Insurance Agency
    Services of Alabama, Inc.

    NEA Valuebuilder Investor                 Arizona                          Life Insurance Agency
    Services of Arizona, Inc.

    NEA Valuebuilder Investor              Massachusetts                       Life Insurance Agency
    Services of Massachusetts, Inc.

    NEA Valuebuilder Investor                 Montana                          Life Insurance Agency
    Services of Montana, Inc.

    NEA Valuebuilder Investor                 Nevada                           Life Insurance Agency
    Services of Nevada, Inc.

    NEA Valuebuilder Investor                  Ohio                            Life Insurance Agency
    Services of Ohio, Inc.

    NEA Valuebuilder Investor                Oklahoma                          Life Insurance Agency
    Services of Oklahoma, Inc.

    NEA Valuebuilder Investor                  Texas                           Life Insurance Agency
    Services of Texas, Inc.

    NEA Valuebuilder Investor                 Wyoming                          Life Insurance Agency
    Services of Wyoming

    NEA Valuebuilder Services               Massachusetts                      Life Insurance Agency
    Insurance Agency, Inc.

    Neckura General Insurance Company         Germany                          Insurance Company

    Neckura Holding Company                   Germany                          Administrative Service for
                                                                               Neckura Insurance Group

    Neckura Insurance Company                 Germany                          Insurance Company

    Neckura Life Insurance Company            Germany                          Life Insurance Company

    NWE, Inc.                                  Ohio                            Special Investments


                                   95 of 108

                                                               NO. VOTING
                                                               SECURITIES
                                               STATE         (SEE ATTACHED
                                                 OF          CHART) UNLESS
       COMPANY                              ORGANIZATION       OTHERWISE          PRINCIPAL BUSINESS
                                                               INDICATED
    PEBSCO of Massachusetts                 Massachusetts                      Markets and Administers Deferred
    Insurance Agency, Inc.                                                     Compensation Plans for Public Employees

    PEBSCO of Texas, Inc.                      Texas                           Markets and Administers Deferred
                                                                               Compensation Plans for Public Employees

    Pension Associates of Wausau, Inc.       Wisconsin                         Pension plan administration, record
                                                                               keeping and consulting and compensation
                                                                               consulting

    Physicians Plus Insurance Corporation    Wisconsin                         Health Maintenance Organization

    Public Employees Benefit Services         Delaware                         Marketing and Administration of
    Corporation                                                                Deferred Employee Compensation Plans
                                                                               for Public Employees

    Public Employees Benefit                  Alabama                          Markets and Administers Deferred
    Services Corporation of Alabama                                            Compensation Plans for Public Employees

    Public Employees Benefit                 Arkansas                          Markets and Administers Deferred
    Services Corporation of Arkansas                                           Compensation Plans for Public Employees

    Public Employees Benefit                  Montana                          Markets and Administers Deferred
    Services Corporation of Montana                                            Compensation Plans for Public Employees

    Public Employees Benefit                New Mexico                         Markets and Administers Deferred
    Services Corporation of New Mexico                                         Compensation Plans for Public Employees

    Scottsdale Indemnity Company               Ohio                            Insurance Company

    Scottsdale Insurance Company               Ohio                            Insurance Company

    Scottsdale Surplus Lines Insurance        Arizona                          Excess and Surplus Lines Insurance Company
    Company

    SVM Sales GmbH, Neckura Insurance         Germany                          Sales support for Neckura Insurance Group
    Group

    Wausau Business Insurance Company         Illinois                         Insurance Company

    Wausau General Insurance Company          Illinois                         Insurance Company

    Wausau Insurance Company (U.K.)        United Kingdom                      Insurance and Reinsurance Company
    Limited

    Wausau International Underwriters       California                         Special Risks, Excess and Surplus Lines
                                                                               Insurance Underwriting Manager

**  Wausau Preferred Health Insurance        Wisconsin                         Insurance and Reinsurance Company
    Company

    Wausau Service Corporation               Wisconsin                         Holding Company

    Wausau Underwriters Insurance Company    Wisconsin                         Insurance Company

**  West Coast Life Insurance Company       California                         Life Insurance Company


                                   96 of 108

                                                               NO. VOTING
                                                               SECURITIES
                                               STATE         (SEE ATTACHED
                                                 OF          CHART) UNLESS
       COMPANY                              ORGANIZATION       OTHERWISE          PRINCIPAL BUSINESS
                                                               INDICATED
*   MFS Variable Account                       Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   NACo Variable Account                      Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide DC Variable Account             Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide DCVA-II                         Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Separate Account No. 1                     Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide Multi-Flex Variable Account     Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide VA Separate Account-A           Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            and Annuity
                                                            Separate Account

*   Nationwide VA Separate Account-B           Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            and Annuity
                                                            Separate Account

    Nationwide VA Separate Account-C           Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            and Annuity
                                                            Separate Account

*   Nationwide VA Separate Account-Q           Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            and Annuity
                                                            Separate Account

*   Nationwide Variable Account                Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide Variable Account-II             Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide Variable Account-3              Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide Variable Account-4              Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide Variable Account-5              Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide Fidelity Advisor                Ohio         Nationwide Life    Issuer of Annuity Contracts
    Variable Account                                        Separate Account

*   Nationwide Variable Account-6              Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide Variable Account-8              Ohio         Nationwide Life    Issuer of Annuity Contracts
                                                            Separate Account

*   Nationwide VL Separate                     Ohio         Nationwide Life    Issuer of Life Insurance Policies
    Account-A                                               and Annuity
                                                            Separate Account

*   Nationwide VL Separate                     Ohio         Nationwide Life    Issuer of Life Insurance Policies
    Account-B                                               and Annuity
                                                            Separate Account

*   Nationwide VLI Separate Account            Ohio         Nationwide Life    Issuer of Life Insurance Policies
                                                            Separate Account

*   Nationwide VLI Separate Account-2          Ohio         Nationwide Life    Issuer of Life Insurance Policies
                                                            Separate Account

*   Nationwide VLI Separate Account-3          Ohio         Nationwide Life    Issuer of Life Insurance Policies
                                                            Separate Account

                                      97 of 108

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
                              |   ---------------------------   |   ----------------------------  |  ||  --------------------------
--------------------------        |                         |       |                          |  |  ||  |                         |
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  --------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------
Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997


                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------


                                                                                                                           (Center)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------


                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|











----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------


                                                                                    Subsidiary Companies -- Solid Line

                                                                                    Contractual Association -- Double Lines


                                                                                                                  March 6, 1997

                                                                                                                         Page 2


                                  100 of 109

Item 27.  NUMBER OF CONTRACT OWNERS

          The number of contract Owners of Qualified and Non-Qualified Contracts as of February 28, 1997 was 32,443 and 995, respectively.

Item 28.  INDEMNIFICATION

          Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

          (a) Nationwide Advisory Services, Inc. ("NAS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

               NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, which are open-end management investment companies.

          (b)          NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                                  POSITIONS AND OFFICES
             NAME AND BUSINESS ADDRESS              WITH UNDERWRITER
               Joseph J. Gasper                   President and Director
               One Nationwide Plaza
               Columbus, OH  43215

               Dimon Richard McFerson     Chairman of the Board of Directors and
               One Nationwide Plaza                    Chairman and
               Columbus, OH  43215          Chief Executive Officer--Nationwide
                                             Insurance Enterprise and Director

               Gordon E. McCutchan           Executive Vice President-Law and
               One Nationwide Plaza           Corporate Services and Director
               Columbus, OH  43215

               Robert A. Oakley              Executive Vice President - Chief
               One Nationwide Plaza           Financial Officer and Director
               Columbus, OH 43215


                                   100 of 108

               Robert J. Woodward, Jr.       Executive Vice President - Chief
               One Nationwide Plaza           Investment Officer and Director
               Columbus, Ohio 43215

               W. Sidney Druen                   Senior Vice President and
               One Nationwide Plaza                 General Counsel and
               Columbus, OH  43215                  Assistant Secretary

               James F. Laird, Jr.              Vice President and General
               One Nationwide Plaza             Manager & Acting Treasurer
               Columbus, OH  43215

               Edwin P. McCausland
               One Nationwide Plaza
               Columbus, OH 43215

               Peter J. Neckermann                    Vice President
               One Nationwide Plaza
               Columbus, OH  43215

               Harry S. Schermer               Vice President - Investments
               One Nationwide Plaza
               Columbus, OH  43215

               William G. Goslee                      Vice President
               One Nationwide Plaza
               Columbus, OH  43215

               Joseph P. Rath                         Vice President
               One Nationwide Plaza
               Columbus, OH 43215

               Rae M. Pollina                            Secretary
               One Nationwide Plaza
               Columbus, OH  43215

          (c)    NAME OF      NET UNDERWRITING    COMPENSATION ON
                PRINCIPAL       DISCOUNTS AND      REDEMPTION OR     BROKERAGE
               UNDERWRITER       COMMISSIONS       ANNUITIZATION    COMMISSIONS     COMPENSATION
               Nationwide
                Advisory             N/A                N/A             N/A              N/A
                Services,
                  Inc.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          Robert O. Cline
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH  43215

Item 31.  MANAGEMENT SERVICES

          Not Applicable


                                   101 of 108

Item 32.  UNDERTAKINGS

          The Registrant hereby undertakes to:

          (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by the Company through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

          The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.


                                   102 of 108

                                   Offered by
                        Nationwide Life Insurance Company







                        NATIONWIDE LIFE INSURANCE COMPANY







                     Nationwide Multi-Flex Variable Account

                  Individual Deferred Variable Annuity Contract






                                   PROSPECTUS






                                November 3, 1997







                                   103 of 108

                                                          SCHEDULE I

     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

               Consolidated Summary of Investments-
              Other Than Investments in Related Parties

                      As of December 31, 1996
                          ($000's omitted)

--------------------------------------------------  -----------   --------------   ---------------
              Column A                                Column B       Column C         Column D
--------------------------------------------------  -----------   --------------   ---------------
                                                                                   Amount at which
                                                                                    shown in the
                                                                                    consolidated
         Type of Investment                            Cost        Market value     balance sheet
--------------------------------------------------  ----------    --------------   ---------------
Fixed maturity securities available-for-sale:
  Bonds:

    U.S. Government and government agencies and
      authorities                                  $ 3,757,887        3,834,762        3,834,762
    States, municipalities and political
       subdivisions                                      6,242            6,690            6,690
    Foreign governments                                100,656          101,940          101,940
    Public utilities                                 1,798,736        1,843,938        1,843,938
    All other corporate                              6,307,357        6,517,309        6,517,309
                                                   -----------      -----------      -----------
        Total fixed maturity securities
          available-for-sale                        11,970,878       12,304,639       12,304,639
                                                   -----------      -----------      -----------
Equity securities available-for-sale:
  Common stocks:
    Industrial, miscellaneous and all other             43,501           50,405           50,405
  Non-redeemable preferred stock                           389            8,726            8,726
                                                   -----------      -----------      -----------
        Total equity securities
          available-for-sale                            43,890           59,131           59,131
                                                   -----------      -----------      -----------
Mortgage loans on real estate, net                   5,327,317                         5,272,119 (1)
Real estate, net:
    Investment properties                              253,383                           217,611 (1)
    Acquired in satisfaction of debt                    57,933                            48,148 (1)
Policy loans                                           371,816                           371,816
Other long-term investments                             27,370                            28,668 (2)
Short-term investments                                   4,789                             4,789
                                                   -----------                       -----------
        Total investments                          $18,057,376                        18,306,921
                                                   -----------                       -----------
                                                   -----------                       -----------

-------------
(1) Difference from Column B is primarily due to valuation of allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See Management's Discussion and Analysis of Financial Condition and Results of Operations and note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains on investments in limited partnerships.







See accompanying independent auditors' report.

                                       104 of 108

                                                                   SCHEDULE III

                   NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          Supplemental Insurance Information

                         As of December 31, 1996, 1995 and 1994
                          and for each of the years then ended
                                   ($000's omitted)


    Column A                  Column B               Column C              Column D              Column E              Column F
-------------------       -----------------     ------------------    -----------------    ------------------    ------------------
                                                   Future policy                            Other policy claims
                          Deferred policy        benefits, losses,         Unearned            and benefits
                            acquisition             claims and             premiums               payable               Premium
    Segment                    costs              loss expenses              (1)                    (2)                 revenue
-------------------       -----------------     ------------------    -----------------    ------------------    ------------------
1996: Variable Annuities   $  791,611                       -                                          -                       -
      Fixed Annuities         242,421              14,952,877                                        687                  24,030
      Life Insurance          414,417               1,995,802                                    395,739                 174,612
      Corporate and Other     (81,940)                230,381                                     25,048                       -
                           -----------             ----------                                   --------                --------
       Total               $1,366,509              17,179,060                                    421,474                 198,642
                           -----------             ----------                                   --------                --------
                           -----------             ----------                                   --------                --------

1995: Variable Annuities      571,283                       -                                          -                       -
      Fixed Annuities         221,111              14,221,622                                        455                  32,774
      Life Insurance          366,876               1,898,641                                    383,983                 166,332
      Corporate and Other    (138,914)                238,351                                     28,886                       -
                           -----------             ----------                                   --------                --------
       Total               $1,020,356              16,358,614                                    413,324                 199,106
                           -----------             ----------                                   --------                --------
                           -----------             ----------                                   --------                --------

1994: Variable Annuities      395,397                       -                                          -                       -
      Fixed Annuities         198,639              12,633,253                                        240                  20,134
      Life Insurance          327,079               1,806,762                                    371,984                 156,524
      Corporate and Other      74,445                 233,569                                     26,927                       -
                           -----------             ----------                                   --------                --------
       Total               $  995,560              14,673,584                                    399,151                 176,658
                           -----------             ----------                                   --------                --------
                           -----------             ----------                                   --------                --------


    Column A                  Column G               Column H              Column I              Column J              Column K
-------------------       -----------------     ------------------    -----------------    ------------------    ------------------
                            Net investment       Benefits, claims,      Amortization              Other
                               income          losses and settlement   of deferred policy   operating expenses         Premiums
    Segment                      (3)                 expenses          acquisition costs           (3)                  written
-------------------       -----------------     ------------------    -----------------    ------------------    ------------------
1996: Variable Annuities   $  (21,449)                  4,624               57,412               132,357
      Fixed Annuities       1,050,557                 838,533               38,635                79,737
      Life Insurance          174,002                 211,386               37,347                78,965
      Corporate and Other     154,649                 106,037                    -                51,335
                           -----------             ----------           ----------              --------
       Total               $1,357,759               1,160,580              133,394               342,394
                           -----------             ----------           ----------              --------
                           -----------             ----------           ----------              --------

1995: Variable Annuities      (17,640)                  2,881               26,264               109,089
      Fixed Annuities       1,002,718                 804,980               29,499                80,260
      Life Insurance          171,255                 201,986               31,021                68,832
      Corporate and Other     137,700                 105,646               (4,089)               14,773
                           -----------             ----------           ----------              --------
       Total               $1,294,033               1,115,493               82,695               272,954
                           -----------             ----------           ----------              --------
                           -----------             ----------           ----------              --------

1994: Variable Annuities      (13,415)                  2,277               22,135                83,701
      Fixed Annuities         903,572                 702,082               29,849                69,975
      Life Insurance          166,329                 191,006               29,495                69,861
      Corporate and Other     154,325                  97,302                4,089                17,115
                           -----------             ----------           ----------              --------
       Total               $1,210,811                 992,667               85,568               240,652
                           -----------             ----------           ----------              --------
                           -----------             ----------           ----------              --------


(1) Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.
(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.

See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                    Reinsurance

                      As of December 31, 1996, 1995 and 1994
                       and for each of the years then ended
                                  ($000's omitted)

------------------------  ------------    ---------------  ---------------  ----------  -------------
       Column A             Column B         Column C          Column D      Column E      Column F
------------------------  ------------    ---------------  ---------------  ----------  -------------
                                                                                          Percentage
                                             Ceded to        Assumed from                  of amount
                          Gross amount    other companies  other companies  Net amount  assumed to net
------------------------  ------------    ---------------  ---------------  ----------  -------------
1996:
Life insurance in force    $47,071,264      6,633,567          288,593      40,726,290       0.7%
                          ------------    ---------------  ---------------  ----------  -------------
                          ------------    ---------------  ---------------  ----------  -------------
Premiums:
  Life insurance               225,615         29,282            2,309         198,642       1.2%
  Accident and health
    insurance                  291,871        305,789           13,918            -          N/A
                          ------------    ---------------  ---------------  ----------  -------------
    Total                  $   517,486        335,071           16,227         198,642       8.2%
                          ------------    ---------------  ---------------  ----------  -------------
                          ------------    ---------------  ---------------  ----------  -------------
1995:
Life Insurance in force    $41,087,025      8,935,743          391,174      32,542,456       1.2%
                          ------------    ---------------  ---------------  ----------  -------------
                          ------------    ---------------  ---------------  ----------  -------------
Premiums:
  Life insurance               221,257         24,360            2,209         199,106       1.1%
  Accident and health
    insurance                  298,058        313,036           14,978           -           N/A
                          ------------    ---------------  ---------------  ----------  -------------
    Total                  $   519,315        337,396           17,187         199,106       8.6%
                          ------------    ---------------  ---------------  ----------  -------------
                          ------------    ---------------  ---------------  ----------  -------------
1994:
Life Insurance in force    $35,926,633      7,550,623          829,742      29,205,752       2.8%
                          ------------    ---------------  ---------------  ----------  -------------
                          ------------    ---------------  ---------------  ----------  -------------
Premiums:
  Life insurance               198,705         24,912            2,865         176,658       1.6%
  Accident and health
    insurance                  303,435        321,696           18,261           -           N/A
                          ------------    ---------------  ---------------  ----------  -------------
    Total                  $   502,140        346,608           21,126         176,658      12.0%
                          ------------    ---------------  ---------------  ----------  -------------
                          ------------    ---------------  ---------------  ----------  -------------

---------------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.








See accompanying independent auditors' report.

                                       106 of 108

                                                                     SCHEDULE V

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     Valuation and Qualifying Accounts


                Years ended December 31, 1996, 1995 and 1994
                              ($000's omitted)


----------------------------------------------------  ------------  --------------------------  ----------  -------------
                      Column A                          Column B             Column C            Column D      Column E
----------------------------------------------------  ------------  --------------------------  ----------  -------------
                                                       Balance at   Charged to
                                                      beginning of  costs and    Charged to     Deductions   Balance at
Description                                              period      expenses   other accounts      (1)     end of period
----------------------------------------------------  ------------  ----------  --------------  ----------  -------------
1996:
Valuation allowances - mortgage loans on real estate     $49,128       4,497           -            2,587       51,038
Valuation allowances - real estate                        25,819     (10,600)          -             -          15,219
                                                      ------------  ----------  --------------  ----------  -------------
    Total                                                $74,947      (6,103)          -            2,587       66,257
                                                      ------------  ----------  --------------  ----------  -------------
                                                      ------------  ----------  --------------  ----------  -------------


1995:
Valuation allowances - fixed maturity securities            -          8,908           -            8,908          -
Valuation allowances - mortgage loans on real estate      46,382       7,433           -            4,686        49,128
Valuation allowances - real estate                        27,330      (1,511)          -             -           25,819
                                                      ------------  ----------  --------------  ----------  -------------
    Total                                                $73,711      14,830           -           13,594        74,947
                                                      ------------  ----------  --------------  ----------  -------------
                                                      ------------  ----------  --------------  ----------  -------------


1994:
Valuation allowances - fixed maturity securities           4,800      (4,800)          -             -             -
Valuation allowances - mortgage loans on real estate      42,150      20,445           -           16,214        46,381
Valuation allowances - real estate                        31,357      (4,027)          -             -           27,330
                                                      ------------  ----------  --------------  ----------  -------------
    Total                                                $78,307      11,618           -           16,214        73,711
                                                      ------------  ----------  --------------  ----------  -------------
                                                      ------------  ----------  --------------  ----------  -------------

--------------
(1) Amounts represent direct write-downs charged against the valuation allowance.










See accompanying independent auditors' report.



                                   107 of 108

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, NATIONWIDE MULTIFLEX VARIABLE ACCOUNT has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 4th day of September, 1997.




                                    NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                                  ------------------------------------------
                                                 (Registrant)

                                       NATIONWIDE LIFE INSURANCE COMPANY
                                  ------------------------------------------
                                                  (Depositor)


                                              By/s/JOSEPH P. RATH
                                  ------------------------------------------
                                                Joseph P. Rath
                                Vice President - Product and Market Compliance

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 4th day of September, 1997.


      SIGNATURE                                    TITLE
LEWIS J. ALPHIN                                  Director
---------------------------
Lewis J. Alphin

KEITH W. ECKEL                                   Director
---------------------------
Keith W. Eckel

WILLARD J. ENGEL                                 Director
---------------------------
Willard J. Engel

FRED C. FINNEY                                   Director
---------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                        Director
---------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER              President/Chief Operating Officer and Director
---------------------------
Joseph J. Gasper

HENRY S. HOLLOWAY                   Chairman of the Board and Director
---------------------------
Henry S. Holloway

DIMON RICHARD MCFERSON       Chairman and Chief Executive Officer - Nationwide
---------------------------          Insurance Enterprise and Director
Dimon Richard McFerson

DAVID O. MILLER                                  Director
---------------------------
David O. Miller

C. RAY NOECKER                                   Director
---------------------------
C. Ray Noecker

ROBERT A. OAKLEY             Executive Vice President- Chief Financial Officer
---------------------------
Robert A. Oakley

JAMES F. PATTERSON                                 Director  By/s/JOSEPH P. RATH
---------------------------                                  -------------------
James F. Patterson                                             Joseph P. Rath
                                                              Attorney-in-Fact
ARDEN L. SHISLER                                   Director
---------------------------
Arden L. Shisler

ROBERT L. STEWART                                  Director
---------------------------
Robert L. Stewart

NANCY C. THOMAS                                    Director
---------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                    Director
---------------------------
Harold W. Weihl


                                   108 of 108